UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

CMA Tax-Exempt Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Tax-Exempt LLC	$ 9,257,714,339
Total Investments (Cost - $9,257,714,339) - 100.0%	9,257,714,339
Liabilities in Excess of Other Assets - (0.0)%	(2,243,817)
Net Assets - 100.0%	$ 9,255,470,522

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•
Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$ 9,257,714,339
Level 3	-
Total	$ 9,257,714,339

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 2.1%	Columbia Industrial Development Board, Alabama, RB, VRDN,
	Refunding, Alabama Power Co. Project, Series C,
	0.33%, 7/01/09 (a)	$ 11,100	$ 11,100,000
	Lower Alabama Gas District, RB, VRDN, Series A,
	0.35%, 7/07/09 (a)	113,050	113,050,000
	Mobile Industrial Development Board, RB, VRDN, Alabama Power,
	Barry Plant, 1st Series, 1.40%, 7/16/10 (a)	5,800	5,800,000
	Mobile Industrial Development Board, RB, VRDN, Alabama Power
	Co., Barry Plant, 2.00%, 7/14/09 (a)	10,100	10,100,000
	Southeast Alabama Gas District, Alabama, RB, VRDN, Supply
	Project, Series A, 0.30%, 7/01/09 (a)	3,099	3,099,000
	Spanish Fort Redevelopment Authority, Alabama, Macon Trust,
	RB, VRDN Certificates, Bank of America, Series 2007-306, 0.85%,
	7/07/09 (a)(b)	15,450	15,450,000
	University of Alabama, Alabama, RB, ROCS, VRDN, Series II,
	R-12035, (BHAC), 0.45%, 7/07/09 (a)(b)(c)	28,710	28,710,000
	West Jefferson Industrial Development Board, Alabama, RB,
	VRDN, Alabama Power Co. Miller Plant Project, AMT,
	2.00%, 1/07/10 (a)	30,000	30,000,000
			217,309,000
Alaska - 0.6%	Alaska Housing Finance Corp., RB, VRDN, State Capital Project,
	Series C, Remarketed, 0.18%, 7/07/09 (a)	4,955	4,955,000
	Alaska International Airports System, RB, VRDN, Refunding,
	System, Series A, 0.28%, 7/07/09 (a)	4,000	4,000,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AGC	Assured Guaranty Corp.	ISD	Independent School District
AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
BAN	Bond Anticipation Notes	M/F	Multi-Family
BHAC	Berkshire Hathaway Assurance Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.	RAN	Revenue Anticipation Notes
ERS	Extendible Reset Securities	ROCS	Reset Option Certificates
FHLMC	Federal Home Loan Mortgage Corp.	S/F	Single-Family
FLOATS	Floating Rate Securities	SAVRS	Select Auction Variable Rate Securities
FNMA	Federal National Mortgage Association	SO	Special Obligation
FSA	Financial Security Assurance Inc.	SPEARS	Short Puttable Exempt Adjustable Receipts
GNMA	Government National Mortgage Association TAN		Tax Anticipation Notes
GO	General Obligation Bonds	TECP	Tax-Exempt Commercial Paper
HDA	Housing Development Authority	TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	City of Valdez Alaska, RB, VRDN, Refunding, Phillips, Series A,
	Remarketed, 0.35%, 7/07/09 (a)	$ 38,000	$ 38,000,000
	City of Valdez Alaska, RB, VRDN, Refunding, Phillips, Series B,
	Remarketed, 0.40%, 7/07/09 (a)	20,000	20,000,000
			66,955,000
Arizona - 2.6%	Ak-Chin Indian Community, RB, VRDN, 0.32%, 7/07/09 (a)	20,000	20,000,000
	Apache County IDA, Arizona, RB, VRDN, Floating Rate, Tucson
	Electric Power, Series 83A, 0.44%, 7/07/09 (a)	55,575	55,575,000
	Arizona Health Facilities Authority, Arizona, RB, VRDN, FLOATS,
	Series 1782, 0.30%, 7/07/09 (a)(b)	25,300	25,300,000
	Arizona Health Facilities Authority, Arizona, RB, VRDN, Banner
	Health, Series C, 0.35%, 7/07/09 (a)	4,220	4,220,000
	Arizona Health Facilities Authority, Arizona, RB, VRDN, Banner
	Health, Series F, 0.37%, 7/07/09 (a)	101,205	101,205,000
	Arizona Health Facilities Authority, Arizona, RB, VRDN, Health
	Facilities, Catholic West, Series B, 0.30%, 7/07/09 (a)	4,600	4,600,000
	Maricopa County Public Finance Corporation, Arizona, RB, VRDN,
	FLOATS, Series 1863, 0.29%, 7/07/09 (a)(b)	8,440	8,440,000
	Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.32%,
	7/07/09 (a)	15,829	15,829,000
	Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.32%,
	7/07/09 (a)	32,715	32,715,000
			267,884,000
California - 5.6%	California Communities Note Program, Revenue Notes,
	Series A5 (Tulare County), 2.00%, 6/30/10	12,000	12,174,960
	California Home Mortgage Finance Authority, RB, VRDN,
	Refunding, Draw Down, AMT, 0.31%, 8/18/09 (a)	28,543	28,543,400
	California Housing Finance Agency, RB, VRDN, Home Mortgage,
	Series B, AMT, 0.25%, 7/07/09 (a)	25,910	25,910,000
	California Housing Finance Agency, RB, VRDN, Home Mortgage,
	Series B, AMT, 0.25%, 7/07/09 (a)	15,000	15,000,000
	California Housing Finance Agency, RB, VRDN, Home Mortgage,
	Series D, AMT, 1.10%, 7/07/09 (a)	41,200	41,200,000
	California Housing Finance Agency, RB, VRDN, Home Mortgage,
	Series E, AMT, 0.38%, 7/01/09 (a)	56,300	56,300,000
	California Housing Finance Agency, RB, VRDN, Home Mortgage,
	Series M, AMT, 0.38%, 7/01/09 (a)	15,800	15,800,000
	California Housing Finance Agency, RB, VRDN, Series C, AMT,
	1.75%, 7/01/09 (a)	12,330	12,330,000
	California Municipal Finance Authority, RB, PUTTERS,
	Series 2410, AMT, 0.50%, 7/07/09 (a)(b)	2,300	2,300,000
	California School Cash Reserve Program Authority, California,
	Revenue Notes, Senior, 2009-10, Series A, 2.50%, 7/01/10	88,500	90,147,870
	City of San Jose California, RB, VRDN, ROCS, Series II R-10364,
	(BHAC), AMT, 0.51%, 7/07/09 (a)(b)(c)	33,335	33,335,000
	County of Los Angeles California, Revenue Notes, TRAN, Series A,
	2.50%, 6/30/10	60,000	61,008,600
2

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Sacramento California, GO, TRAN, 2.50%, 8/07/09	$ 107,100	$ 107,199,953
	Golden State Tobacco Securitization Corp., California, RB, VRDN,
	FLOATS, Series 1500, 0.45%, 7/07/09 (a)(b)	4,000	4,000,000
	Golden State Tobacco Securitization Corp., California, RB, VRDN,
	FLOATS, Series 2040, 0.45%, 7/07/09 (a)(b)	8,000	8,000,000
	Golden State Tobacco Securitization Corp., California, RB, VRDN,
	FLOATS, Series 2215, 0.45%, 7/07/09 (a)(b)	22,500	22,500,000
	Golden State Tobacco Securitization Corp., California, RB, VRDN,
	FLOATS, Series 2954, 0.45%, 7/07/09 (a)(b)	30,000	30,000,000
	State of California, GO, VRDN, MERLOTS, Series B-45, 0.24%,
	7/07/09 (a)(b)	7,635	7,635,000
	State of California, GO, ROCS, VRDN, Series II-R-622PB, (BHAC),
	0.45%, 7/07/09 (a)(b)	7,815	7,815,000
			581,199,783
Colorado - 2.4%	City of Aurora Colorado, COP, VRDN, Refunding,
	0.26%, 7/07/09 (a)	19,100	19,100,000
	City of Colorado Springs Colorado, RB, VRDN, Refunding,
	Subordinate Lien, Series A, 1.00%, 7/07/09 (a)	34,875	34,875,000
	Colorado Educational & Cultural Facilities Authority, Colorado,
	RB, VRDN, Nature Conservancy, Series A, 0.32%, 7/07/09 (a)	8,600	8,600,000
	Colorado Health Facilities Authority, RB, VRDN, Catholic Health,
	Series B, 0.18%, 7/07/09 (a)	32,400	32,400,000
	Colorado Health Facilities Authority, RB, VRDN, Catholic Health,
	Series B-1, 0.30%, 7/07/09 (a)	3,335	3,335,000
	Colorado Health Facilities Authority, RB, VRDN, Catholic Health,
	Series B-6, 0.30%, 7/07/09 (a)	7,900	7,900,000
	Colorado Health Facilities Authority, RB, VRDN, Sisters of
	Charity, 0.33%, 7/07/09 (a)	18,800	18,800,000
	Colorado Housing & Finance Authority, Colorado, RB, VRDN,
	Class I, Series B-2, AMT, 1.55%, 7/07/09 (a)	25,000	25,000,000
	Colorado Housing & Finance Authority, Colorado, RB, VRDN,
	Class 1, Series B-2, Remarketed, 0.35%, 7/07/09 (a)	5,000	5,000,000
	Colorado Housing & Finance Authority, Colorado, RB, VRDN,
	Class 1, Series B-3, Remarketed, 0.50%, 7/07/09 (a)	12,500	12,500,000
	Colorado Housing & Finance Authority, Colorado, RB, VRDN,
	Class I, Series B-3, Remarketed, AMT, 0.50%, 7/07/09 (a)	15,000	15,000,000
	Colorado Housing & Finance Authority, Colorado, RB, VRDN, M/F,
	I, Series C-4, 0.35%, 7/07/09 (a)	10,710	10,710,000
	Colorado School of Mines, Colorado, RB, VRDN, Refunding, Series
	A, 0.40%, 7/07/09 (a)	8,000	8,000,000
	Colorado Springs School District Number 11 Facilities
	Corporation, Colorado, COP, VRDN, Refunding, (FSA), 1.00%,
	7/07/09 (a)	8,290	8,290,000
	County of Moffat Colorado, RB, VRDN, PacifiCorp., Remarketed,
	0.30%, 7/07/09 (a)	7,500	7,500,000
	County of Pitkin Colorado, RB, VRDN, Refunding, Aspen Skiing
	Co. Project, Series B, AMT, 0.40%, 7/01/09 (a)	4,500	4,500,000
3

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	El Paso County, Colorado, Eclipse Funding Trust, COP, VRDN,
	2006-0101, Solar Eclipse, El Paso, 0.21%, 7/07/09 (a)(b)	$ 11,165	$ 11,165,000
	Fiddlers Business Improvement District, Colorado, GO, VRDN,
	Refunding, 2.80%, 7/07/09 (a)	4,200	4,200,000
	Town of Telluride Colorado, RB, VRDN, Valley Floor Open Space
	Project, 3.50%, 7/07/09 (a)	5,315	5,315,000
			242,190,000
Connecticut - 1.2%	City of Milford Connecticut, GO, BAN, 1.25%, 11/05/09	10,410	10,440,705
	Connecticut State Health & Educational Facilities Authority,
	Austin Trust, RB, VRDN, Certificates Bank of America
	Series 2008-352, 0.80%, 7/07/09 (a)(b)	14,870	14,870,000
	Connecticut State Health & Educational Facility Authority, RB,
	VRDN, Danbury Hospital, Series J, 0.24%, 7/07/09 (a)	16,415	16,415,000
	Connecticut State Health & Educational Facility Authority, RB,
	VRDN, Yale University, Series U, 0.17%, 7/07/09 (a)	9,100	9,100,000
	New Haven Connecticut, TECP, 0.35%, 8/17/09	3,000	3,000,000
	State of Connecticut, GO, BAN, Series A, 2.00%, 4/28/10	70,000	70,881,608
			124,707,313
District of Columbia -	District of Columbia, Deutsche Bank SPEARs/LIFERs Trust, GO,
1.3%	SPEARS, VRDN, Series DB-463, (FSA), 0.25%, 7/07/09 (a)(b)	8,429	8,429,000
	District of Columbia, GO, VRDN, FLOATS, Series 1920, 0.29%,
	7/07/09 (a)(b)	15,790	15,790,000
	District of Columbia, GO, VRDN, Refunding, Series C,
	0.75%, 7/07/09 (a)	24,000	24,000,000
	District of Columbia, GO, VRDN, Refunding, Series D,
	0.97%, 7/07/09 (a)	8,285	8,285,000
	District of Columbia, GO, VRDN, Series C, 0.25%, 7/07/09 (a)	6,300	6,300,000
	District of Columbia, RB, VRDN, American University,
	0.32%, 7/07/09 (a)	7,400	7,400,000
	District of Columbia, RB, VRDN, Refunding, Howard,
	Series B, Remarketed, 0.20%, 7/07/09 (a)	4,800	4,800,000
	District of Columbia, RB, VRDN, Refunding, Series B,
	0.32%, 7/07/09 (a)	6,110	6,110,000
	District of Columbia, TECP, 0.47%, 8/03/09	35,900	35,900,000
	Washington Convention Center Authority, RB, VRDN, FLOATS,
	Series 1730, (BHAC), 0.32%, 7/07/09 (a)(b)	6,665	6,665,000
	Washington Convention Center Authority, RB, VRDN, FLOATS,
	Series 1731, (BHAC), 0.32%, 7/07/09 (a)(b)	6,665	6,665,000
	Washington Convention Center Authority, RB, VRDN, FLOATS,
	Series 1736, (BHAC), 0.32%, 7/07/09 (a)(b)	7,830	7,830,000
			138,174,000
Florida - 5.4%	Brevard County HFA, RB, VRDN, Timber Trace Apartments
	Project, AMT, 0.50%, 7/07/09 (a)	10,000	10,000,000
	City of Jacksonville Florida, RB, VRDN, Series A,
	0.25%, 7/07/09 (a)	54,035	54,035,000
	City of Lakeland Florida, RB, VRDN, Refunding, Series A, 0.15%,
	7/07/09 (a)	5,000	5,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	City of Pembroke Pines Florida, RB, VRDN, 2038,
	(AGC), 0.36%, 7/07/09 (a)	$ 10,000	$ 10,000,000
	County of Escambia Florida, RB, VRDN, Gulf Power Co. Project,
	First Series, 1.75%, 4/21/10 (a)	10,000	10,000,000
	County of Miami-Dade Florida, RB, VRDN, Eagle, Series 2007-
	0108, Class A, (BHAC), AMT, 0.45%, 7/07/09 (a)(b)	14,380	14,380,000
	County of Saint John's Florida, RB, ROCS, VRDN, Series II, R-
	755PB, (BHAC), 0.50%, 7/07/09 (a)(b)	13,250	13,250,000
	Florida Housing Finance Corporation, RB, VRDN, Mortgage,
	Wexford Apartments, Series P, AMT, 0.38%, 7/07/09 (a)	5,955	5,955,000
	Florida Housing Finance Corporation, RB, VRDN, Savannah
	Springs Apartments, Series N, AMT, 0.52%, 7/07/09 (a)	6,800	6,800,000
	Florida Hurricane Catastrophe Fund Finance Corp., RB, VRDN,
	ROCS, Series II R-11549, 0.35%, 7/07/09 (a)(b)	6,985	6,985,000
	Florida State Board of Education, GO, VRDN, ROCS, Series II R-
	12281, 0.45%, 6/01/15 (a)(b)(c)	15,500	15,500,000
	Florida State Board of Education, GO, VRDN, ROCS, Series II, R-
	12288, 0.45%, 7/07/09 (a)(b)(c)	8,000	8,000,000
	Florida State Turnpike Authority, RB, VRDN, FLOATS, Series
	2854, 0.32%, 7/07/09 (a)(b)	2,300	2,300,000
	Florida State Turnpike Authority, RB, VRDN, PUTTERS, Series
	2539, 0.28%, 7/07/09 (a)(b)	3,555	3,555,000
	Fort Pierce, Florida, Eclipse Funding Trust, TAN, 2006-0130,
	Solar Eclipse, 0.21%, 7/07/09 (b)	3,920	3,920,000
	Highlands County Health Facilities Authority, RB, VRDN, Hospital,
	Adventist Health System, Series C, 0.35%, 7/07/09 (a)	6,000	6,000,000
	Highlands County Health Facilities Authority, RB, VRDN, Hospital,
	Series Adventist Health System, Series A,
	0.35%, 7/07/09 (a)	13,500	13,500,000
	Hillsborough County HFA M/F, RB, VRDN, Housing, Brandon,
	Series A, Remarketed, (FNMA), AMT, 0.39%, 7/07/09 (a)	5,680	5,680,000
	JEA, RB, VRDN, Series A-1, 0.28%, 7/07/09 (a)	30,400	30,400,000
	JEA, RB, VRDN, Series Three, Series B-1, 0.28%, 7/07/09 (a)	6,065	6,065,000
	JEA, RB, VRDN, Series Three, Series B-2, 0.32%, 7/07/09 (a)	6,105	6,105,000
	JEA, RB, VRDN, Series Three, Series B-3, 0.32%, 7/07/09 (a)	8,750	8,750,000
	JEA, RB, VRDN, Series Three, Series C-1, 0.20%, 7/07/09 (a)	14,720	14,720,000
	JEA, RB, VRDN, Series Three, Series C-2, 0.20%, 7/07/09 (a)	14,720	14,720,000
	JEA, RB, VRDN, Sub-Series A-2, 0.25%, 7/07/09 (a)	6,980	6,980,000
	Jacksonville Economic Development Commission, RB, VRDN, Lee
	& Cates Glass Inc. Project, AMT, 0.57%, 7/07/09 (a)	8,180	8,180,000
	Jacksonville Electric Authority Florida, TECP, 0.50%, 8/03/09	16,400	16,400,000
	Jacksonville Electric Authority Florida, TECP, 0.60%, 8/03/09	27,600	27,600,000
	Jacksonville Electric Authority Florida, TECP, 0.58%, 8/12/09	50,300	50,300,000
	Jacksonville Port Authority, RB, VRDN, Mitsui OSK Lines Ltd.,
	AMT, 0.44%, 7/07/09 (a)	14,660	14,660,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Manatee County HFA, RB, VRDN, Housing, Village at Cortez
	Apartments, Series A, (FNMA), AMT, 0.39%, 7/07/09 (a)	$ 11,700	$ 11,700,000
	Orlando & Orange County Expressway Authority, RB, VRDN,
	Eagle, Series 2007-0145, Class A, (BHAC),
	0.45%, 7/07/09 (a)(b)	11,300	11,300,000
	Orlando Utilities Commission, Revenue Notes, VRDN, Refunding,
	Series B-1, 2.00%, 6/01/10 (a)	43,000	43,611,046
	Palm Beach County Educational Facilities Authority, RB, VRDN,
	Educational Facilities, Atlantic University Inc.,
	0.32%, 7/07/09 (a)	9,800	9,800,000
	Saint Johns County, Florida, Deutsche Bank SPEARs/LIFERs Trust,
	RB, VRDN, SPEARs, Series DB-486, 0.27%, 7/07/09 (a)(b)	8,948	8,948,000
	South Florida Water Management District, COP, VRDN, Eagle,
	Series 2006-0136, Class A, (FSA), 0.40%, 7/07/09 (a)(b)	19,730	19,730,000
	Sunshine State Governmental Financing Commission, RB, VRDN,
	Remarketed, 1.15%, 7/07/09 (a)	23,000	23,000,000
	University South Florida Research Foundation Inc., Florida, RB,
	VRDN, University Technology Center Research,
	0.34%,7/07/09 (a)	8,100	8,100,000
	Volusia County, Florida, Eclipse Funding Trust, COP, VRDN, 2007-
	0036, Solar Eclipse, (FSA), 0.25%, 7/07/09 (a)(b)	7,375	7,375,000
	Volusia County IDA, RB, VRDN, Refunding, Retirement Housing
	Foundation, 0.30%, 7/07/09 (a)	8,500	8,500,000
			551,804,046
Georgia - 1.3%	Burke County Development Authority, RB, VRDN, Georgia Power
	Co. Vogtle, 1st Series, 2.10%, 7/13/09 (a)	5,100	5,100,000
	City of Atlanta Georgia, RB, VRDN, Eagle, Series 2006-0130, Class
	A, (BHAC), 0.45%, 7/07/09 (a)(b)	5,000	5,000,000
	Gwinnett County Hospital Authority, RB, VRDN, Gwinnett
	Hospital System Project, Series C, 0.28%, 7/07/09 (a)	7,625	7,625,000
	Metropolitan Atlanta Rapid Transit Authority, RB, VRDN, Series
	A, 0.75%, 7/07/09 (a)	11,830	11,830,000
	Monroe County Development Authority, Georgia, RB, VRDN,
	Georgia Power Co. Plant Scherer Project, 1.95%, 12/10/09 (a)	11,700	11,700,000
	Municipal Electric Authority of Georgia, RB, VRDN, Certificates,
	Macon Trust, Series E, (FSA),
	0.50%, 7/07/09 (a)(b)	6,815	6,815,000
	Municipal Electric Authority of Georgia, RB, VRDN, Project 1 Sub-
	Series B, 0.55%, 7/07/09 (a)	35,750	35,750,000
	Municipal Electric Authority of Georgia, Revenue Notes, BAN,
	Plant Vogtle, Series A, 1.50%, 5/25/10	14,000	14,112,853
	Putnam County Development Authority, Georgia, RB, VRDN,
	Georgia Power Plant Branch, 1st Series 97, 2.10%, 7/13/09 (a)	4,000	4,000,000
	State of Georgia, GO, ROCS, Series II R-11536PB,
	0.40%, 7/07/09 (a)(b)	26,225	26,225,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Whitfield County Development Authority Solid Waste Disposal
	Revenue, RB, VRDN, Aladdin Manufacturing Corp. Project, AMT,
	0.67%, 7/07/09 (a)	$ 3,100	$ 3,100,000
			131,257,853
Hawaii - 0.1%	Hawaii State Department of Budget & Finance, RB, VRDN, Hawaii
	Pacific Health, Series A-2, 0.25%, 7/07/09 (a)	5,500	5,500,000
Idaho - 0.1%	Idaho State Building Authority, RB, VRDN, Refunding, Prison
	Facilities Project, Series A, 0.40%, 7/07/09 (a)	13,490	13,490,000
Illinois - 8.9%	Chicago, Illinois, BB&T Municipal Trust, GO, VRDN, FLOATS,
	Series 2007, 0.20%, 7/07/09 (a)(b)(c)	2,390	2,390,000
	Chicago, Illinois, Sales Tax Refunding RB, VRDN,
	0.20%, 7/01/09 (a)	34,555	34,555,000
	City of Chicago Illinois, GO, VRDN, ROCS, Series II R-10406,
	(FSA), 0.40%, 7/07/09 (a)(b)(c)	14,305	14,305,000
	City of Chicago Illinois, GO, VRDN, Series B,
	0.17%, 7/07/09 (a)	4,785	4,785,000
	City of Chicago Illinois, RB, VRDN, ROCS, Series II R 239, (FSA),
	AMT, 0.78%, 7/07/09 (a)(b)	3,700	3,700,000
	City of Chicago Illinois, RB, VRDN, Second Lien, Series B, AMT,
	0.56%, 7/07/09 (a)	19,189	19,189,000
	City of Chicago Illinois, RB, VRDN, Refunding, Sub-Series C-1,
	0.25%, 7/01/09 (a)	6,000	6,000,000
	City of Chicago Illinois, RB, VRDN, Sub-Series 04, 2, Remarketed,
	0.30%, 7/07/09 (a)	14,850	14,850,000
	City of Chicago Illinois, RB, VRDN, Sub-Series 04, 3, Remarketed,
	0.30%, 7/07/09 (a)	3,225	3,225,000
	City of Elmhurst Illinois, RB, VRDN, Joint Commission
	Accreditation, 0.30%, 7/07/09 (a)	13,890	13,890,000
	County of Cook Illinois, GO, VRDN, ROCS, Series II R-10359,
	(FSA), 0.40%, 7/07/09 (a)(b)(c)	30,920	30,920,000
	County of Will Illinois, RB, VRDN, Industrial, Amoco Chemical Co.
	Project, AMT, 0.30%, 7/01/09 (a)	6,025	6,025,000
	County of Will Illinois, RB, VRDN, Industrial, BP Amoco Chemical
	Co. Project, AMT, 0.30%, 7/01/09 (a)	3,800	3,800,000
	County of Will Illinois, RB, VRDN, Industrial, BP Amoco Chemical
	Project, AMT, 0.30%, 7/01/09 (a)	2,600	2,600,000
	Chicago, Illinois, Eclipse Funding Trust, GO, VRDN, 2006-0038,
	Solar Eclipse Certificates, Chicago, 0.21%, 7/07/09 (a)(b)	10,700	10,700,000
	Chicago, Illinois, O'Hare International Airport, Deutsche Bank
	SPEARs/LIFERs Trust, RB, VRDN, SPEARs,
	Series DB-502, (FSA), 0.25%, 7/07/09 (a)(b)	41,235	41,235,000
	Chicago, Illinois, O'Hare International Airport, Deutsche Bank
	SPEARs/LIFERs Trust, RB, VRDN, SPEARs, Series DBE-534,
	0.30%, 7/07/09 (a)(b)	2,275	2,275,000
	Illinois Educational Facilities Authority, RB, VRDN, Art Institute
	of Chicago, 0.35%, 7/07/09 (a)	23,600	23,600,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Illinois Educational Facilities Authority, RB, VRDN, Demand, Art
	Institute of Chicago, 0.35%, 7/07/09 (a)	$ 11,450	$ 11,450,000
	Illinois Educational Facilities Authority, RB, VRDN, FLOATS,
	Series 1097, 0.32%, 7/07/09 (a)(b)	2,678	2,677,500
	Illinois Finance Authority, RB, VRDN, Art Institute Chicago,
	Series B-1, 0.35%, 7/07/09 (a)	7,000	7,000,000
	Illinois Finance Authority, RB, VRDN, Carle Foundation,
	Series D, 0.20%, 7/07/09 (a)	6,875	6,875,000
	Illinois Finance Authority, RB, VRDN, Eagle, Series 2006-0118,
	Class A, 0.35%, 7/07/09 (a)(b)	3,150	3,150,000
	Illinois Finance Authority, RB, VRDN, Elmhurst Memorial
	Healthcare, Series B, 0.25%, 7/01/09 (a)	3,100	3,100,000
	Illinois Finance Authority, RB, VRDN, Elmhurst Memorial
	Healthcare, Series C, 0.75%, 7/07/09 (a)	11,320	11,320,000
	Illinois Finance Authority, RB, VRDN, Evanston Northwestern,
	Series A, 0.25%, 7/07/09 (a)	29,085	29,085,000
	Illinois Finance Authority, RB, VRDN, Illinois Wesleyan University,
	0.22%, 7/07/09 (a)	2,415	2,415,000
	Illinois Finance Authority, RB, VRDN, Landing at Plymouth Place,
	Series C, 0.30%, 7/07/09 (a)	18,375	18,375,000
	Illinois Finance Authority, RB, VRDN, North Park University
	Project, 0.20%, 7/07/09 (a)	4,800	4,800,000
	Illinois Finance Authority, RB, VRDN, Northwest Community
	Hospital, Series C, 0.20%, 7/07/09 (a)	5,700	5,700,000
	Illinois Finance Authority, RB, VRDN, Northwestern University,
	Sub-Series A, 0.50%, 3/31/10 (a)	23,460	23,460,000
	Illinois Finance Authority, RB, VRDN, Riverside, Series A,
	Remarketed, 0.32%, 7/07/09 (a)	15,175	15,175,000
	Illinois Finance Authority, RB, VRDN, Riverside, Series B, 0.32%,
	7/07/09 (a)	14,950	14,950,000
	Illinois Finance Authority, RB, VRDN, Rush University Medical
	Center, Series A, 0.22%, 7/07/09 (a)	4,000	4,000,000
	Illinois Finance Authority, RB, VRDN, Southern Illinois
	Healthcare, 0.30%, 7/07/09 (a)	6,780	6,780,000
	Illinois Finance Authority, RB, VRDN, University Chicago, Series
	B, 0.20%, 7/07/09 (a)	54,817	54,817,000
	Illinois Health Facilities Authority, RB, VRDN, Revolving Fund
	Pooled, Series D, 0.35%, 7/07/09 (a)	38,800	38,800,000
	Illinois State Toll Highway Authority, RB, VRDN, Refunding,
	Series B, (FSA), 0.90%, 7/07/09 (a)	12,235	12,235,000
	Illinois State Toll Highway Authority, RB, VRDN, Senior Priority,
	Series A-1, Tender, 0.65%, 7/07/09 (a)	45,700	45,700,000
	Regional Transit Authority, RB, ERS, VRDN, Refunding,
	Series B, Remarketed, 0.70%, 8/03/09 (a)	34,900	34,900,000
	State of Illinois, GO, VRDN, Eagle, Series 2008-0021, Class A,
	(FSA), 0.80%, 7/07/09 (a)(b)	11,260	11,260,000
	State of Illinois, GO, VRDN, MERLOTS, Series B04, (FSA),
	0.26%, 7/07/09 (a)(b)	8,925	8,925,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	State of Illinois, GO, VRDN, ROCS, Series II, R-12080, (FSA),
	0.70%, 7/07/09 (a)(b)	$ 9,470	$ 9,470,000
	State of Illinois, GO, VRDN, Series B, 3.50%, 7/07/09 (a)	198,800	198,800,000
	University of Illinois, COP, VRDN, Utility Infrastructure Projects,
	0.40%, 7/07/09 (a)	84,460	84,460,000
	University of Illinois, RB, VRDN, Eagle, Series 2006-0124, Class A,
	0.38%, 7/07/09 (a)(b)	10,000	10,000,000
			917,723,500
Indiana - 4.7%	City of Indianapolis Indiana, RB, New Bridges Apartments
	Project, VRDN, 3.25%, 7/07/09 (a)	3,705	3,705,000
	City of Michigan City Indiana, RB, VRDN, Palatek Project, AMT,
	1.00%, 7/07/09 (a)	5,000	5,000,000
	City of Portage Indiana, RB, Breckenridge Apartments Project,
	AMT, VRDN, 0.61%, 7/07/09 (a)	4,650	4,650,000
	City of Whiting Indiana, RB, Refunding, Amoco Oil Co. Project,
	AMT, VRDN, 0.30%, 7/01/09 (a)	10,000	10,000,000
	City of Whiting Indiana, RB, VRDN, Amoco Oil Co. Project, AMT,
	0.30%, 7/01/09 (a)	6,085	6,085,000
	City of Whiting Indiana, RB, VRDN, Refunding, BP Products
	Project, Series C, AMT, 0.30%, 7/01/09 (a)	4,900	4,900,000
	Hartford City Indiana, RB, VRDN, Petoskey Plastics Inc., AMT,
	1.00%, 7/07/09 (a)	6,020	6,020,000
	IPS Multi-School Building Corp., Indiana, RB, VRDN, ROCS, Series
	II, R-885WF, (FSA), 0.20%, 7/07/09 (a)(b)	7,470	7,470,000
	Indiana Development Finance Authority, Indiana, RB, VRDN,
	Educational Facilities, Indianapolis Museum of Art,
	0.35%, 7/07/09 (a)	43,000	43,000,000
	Indiana Development Finance Authority, Indiana, RB, VRDN, PSI
	Energy Inc. Projects, Series A, AMT, 0.65%, 7/07/09 (a)	32,550	32,550,000
	Indiana Finance Authority, RB, VRDN, Ascension Health Senior
	Center, E-3, 0.17%, 7/07/09 (a)	7,000	7,000,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-1, 0.60%, 7/01/09 (a)	17,000	17,000,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-1, 0.75%, 7/01/09 (a)	6,850	6,850,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-1, 0.75%, 7/01/09 (a)	62,000	62,000,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-2, 0.75%, 7/01/09 (a)	26,100	26,100,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-2, 0.75%, 7/01/09 (a)	31,200	31,200,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-3, 0.60%, 7/01/09 (a)	30,800	30,800,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-3, 0.60%, 7/01/09 (a)	30,000	30,000,000
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-4, 1.00%, 7/01/09 (a)	82,000	82,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series
	A-5, 1.00%, 7/01/09 (a)	$ 52,000	$ 52,000,000
	Indiana Finance Authority, RB, VRDN, Refunding, Duke Energy
	Indiana Project, Series A-1, AMT, 0.45%, 7/07/09 (a)	6,000	6,000,000
	Indiana Finance Authority, RB, VRDN, Refunding, Duke Energy
	Indiana Project, Series A-5, 0.54%, 7/01/09 (a)	7,000	7,000,000
	Indiana Finance Authority, RB, VRDN, Refunding, Sisters Saint
	Francis, Series B, 0.23%, 7/07/09 (a)	3,700	3,700,000
	Indiana University, Indiana, RB, VRDN, PUTTERS, Series 2494,
	0.28%, 7/07/09 (a)(b)	1,115	1,115,000
			486,145,000
Iowa - 0.8%	City of Clear Lake Iowa, RB, VRDN, Joe Corbis Pizza Project,
	AMT, 0.50%, 7/07/09 (a)	3,380	3,380,000
	County of Louisa Iowa, RB, VRDN, Floating, Refunding, Iowa-
	Illinois Gas & Electric Co., Series A, 0.50%, 7/07/09 (a)	10,000	10,000,000
	Iowa Finance Authority, RB, VRDN, Edgewater A Wesley, Series
	E, 0.32%, 7/07/09 (a)	10,000	10,000,000
	Iowa Finance Authority, RB, VRDN, Iowa Health, Series A-1,
	Remarketed, (AGC), 0.27%, 7/07/09 (a)	8,970	8,970,000
	Iowa Finance Authority, RB, VRDN, Mortgage, Series H, (GNMA),
	AMT, 0.40%, 7/07/09 (a)	23,000	23,000,000
	Iowa Finance Authority, Revenue Notes, Senior RAN, Senior, Iowa
	School, Series A, 2.50%, 6/23/10	14,900	15,183,315
	Iowa Higher Education Loan Authority, Iowa, RB, VRDN,
	Educational Facilities, Saint Ambrose University,
	0.35%, 7/01/09 (a)	10,000	10,000,000
			80,533,315
Kansas - 0.7%	Counties of Sedgwick & Shawnee Kansas, RB, VRDN, FLOATS,
	Series 2480, (GNMA), AMT, 0.37%, 7/07/09 (a)(b)	9,905	9,905,000
	Counties of Sedgwick & Shawnee Kansas, RB, VRDN, FLOATS,
	Series 2816, (GNMA), AMT, 0.37%, 7/07/09 (a)(b)	5,095	5,095,000
	Kansas Development Finance Authority, RB, VRDN, Sisters of
	Charity, Series C, 0.25%, 7/01/09 (a)	16,520	16,520,000
	Kansas State Department of Transportation, Kansas, RB, VRDN,
	Refunding, Series B-2, 1.00%, 7/07/09 (a)	11,400	11,400,000
	Kansas State Department of Transportation, Kansas, RB, VRDN,
	Refunding, Series C-1, 0.75%, 7/07/09 (a)	19,700	19,700,000
	Sedgwick and Shawnee Counties, Kansas, JPMorgan Chase
	PUTTERS DRIVERS Trust, RB, VRDN, Series 3206, (GNMA), AMT,
	0.43%, 7/07/09 (a)(b)(c)	7,600	7,600,000
			70,220,000
Kentucky - 1.4%	Campbell & Kenton Counties Sanitation District Number 1,
	Kentucky, RB, VRDN, MSTR, Series SGA-130, (FSA), 0.56%,
	7/07/09 (a)(b)	11,000	11,000,000
	Carroll County Kentucky Solid Waste, TECP, 1.10%, 7/09/09	20,930	20,930,000
	County of Boyd Kentucky, RB, VRDN, Air Products & Chemicals
	Project, AMT, 0.43%, 7/07/09 (a)	3,775	3,775,000
	Jefferson County Kentucky, TECP, 0.80%, 7/13/09	35,000	35,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Kentucky Higher Education Student Loan Corp., Kentucky, RB,
	VRDN, Senior, Series A-1, AMT, 0.45%, 7/07/09 (a)	$ 15,700	$ 15,700,000
	Kentucky Metropolitan Government Health System, RB, VRDN,
	ROCS, Series II R-662CE, Louisville, 0.55%, 7/07/09 (a)(b)	16,875	16,875,000
	Lexington-Fayette Urban County Airport Board, RB, VRDN,
	Refunding, Series A, AMT, 0.40%, 7/01/09 (a)	8,870	8,870,000
	Louisville & Jefferson County Metropolitan Sewer District,
	Kentucky, RB, VRDN, Eagle, Series 2006-0053, Class A, (BHAC),
	0.40%, 7/07/09 (a)(b)	14,000	14,000,000
	Louisville & Jefferson County Regional Airport Authority,
	Kentucky, RB, VRDN, UPS Worldwide Forwarding,
	Series B, AMT, 0.40%, 7/01/09 (a)	5,900	5,900,000
	Shelby County, Kentucky, Lease RB, VRDN, Series A,
	0.20%, 7/01/09 (a)	2,900	2,900,000
	Trimble County, Kentucky, Association of Counties Leasing Trust,
	Lease Program RB, VRDN, Series A,
	0.20%, 7/01/09 (a)	5,575	5,575,000
			140,525,000
Louisiana - 1.0%	Calcasieu Parish Industrial Development Board, Louisiana, RB,
	VRDN, Refunding, Citgo Petroleum Corp., AMT, 0.30%,
	7/01/09 (a)	3,600	3,600,000
	Louisiana Local Government Environmental Facilities &
	Community Development Auth, RB, VRDN, BASF Corp. Project,
	AMT, 0.98%, 7/07/09 (a)	4,000	4,000,000
	Louisiana Local Government Environmental Facilities &
	Community Development Authority, RB, VRDN, Honeywell
	International Inc. Project, AMT, 0.56%, 7/07/09 (a)	6,000	6,000,000
	Louisiana Local Government Environmental Facilities &
	Community Development Authority, RB, VRDN, Refunding, BASF
	Corp. Project, Series B, 0.89%, 7/07/09 (a)	7,500	7,500,000
	Louisiana Public Facilities Authority, RB, VRDN, Air Products &
	Chemicals Project, AMT, 0.43%, 7/07/09 (a)	2,850	2,850,000
	Louisiana Public Facilities Authority, RB, VRDN, Equipment &
	Capital Facilities Pooled Loan, Series C, 0.61%, 7/07/09 (a)	1,150	1,150,000
	Louisiana State Municipal Natural Gas Purchasing & District
	Authority, RB, PUTTERS, Series 1411Q, 0.35%, 7/07/09 (a)(b)	12,787	12,787,000
	Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project,
	AMT, 0.90%, 7/01/09 (a)	10,100	10,100,000
	Parish of Saint James Louisiana, RB, VRDN, Nustar Logistics L P
	Project, 0.28%, 7/07/09 (a)	10,000	10,000,000
	South Louisiana Port Commission, Louisiana, RB, VRDN, Weekly,
	Refunding, Occidental Petrol, 0.27%, 7/07/09 (a)	4,400	4,400,000
	State of Louisiana, GO, VRDN, Refunding, Series A,
	0.26%, 7/07/09 (a)	8,300	8,300,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	State of Louisiana, RB, VRDN, Eagle, Series 2006-0129, Class A,
	(FSA), 0.40%, 7/07/09 (a)(b)	$ 27,225	$ 27,225,000
	State of Louisiana, RB, VRDN, Eagle, Series 2006-0137, Class A,
	(FSA), 0.40%, 7/07/09 (a)(b)	4,020	4,020,000
			101,932,000
Maine - 0.1%	Maine Health and Higher Educational Facilities Authority,
	Barclays Capital Municipal Trust Receipts, RB, VRDN, FLOATS,
	Trust Receipts, Series 5B, Registered D, 0.35%, 7/07/09 (a)(b)(c)	6,665	6,665,000
	Maine Health and Higher Educational Facilities Authority, Eclipse
	Funding Trust, RB, VRDN, 2007-0104, Solar Eclipse,
	0.21%, 7/07/09 (a)(b)	3,190	3,190,000
	Maine State Housing Authority, RB, VRDN, Non Ace, Series H,
	0.25%, 7/01/09 (a)	5,500	5,500,000
			15,355,000
Maryland - 1.3%	City of Baltimore Maryland, RB, VRDN, Floating Rate, Maryland,
	Occidental Petroleum, 0.50%, 7/14/09 (a)(b)	35,700	35,700,000
	County of Baltimore Maryland, RB, VRDN, Fixed, Refunding,
	Paths at Loveton, 0.41%, 7/07/09 (a)	4,455	4,455,000
	County of Montgomery Maryland, RB, VRDN, Riderwood Village
	Inc. Project, 0.40%, 7/07/09 (a)	13,405	13,405,000
	County of Prince George's Maryland, RB, VRDN, Refunding,
	Collington Episcopal, Series A, 0.30%, 7/07/09 (a)	6,880	6,880,000
	Maryland Community Development Administration, RB, VRDN,
	FLOATS, Series 2997, AMT, 0.37%, 7/07/09 (a)(b)(c)	8,475	8,475,000
	Maryland Community Development Administration, RB, VRDN,
	Residential, Series C, AMT, 0.36%, 7/07/09 (a)	13,630	13,630,000
	Maryland Economic Development Corp., RB, VRDN, Bakery De
	France Facilities, AMT, 0.65%, 7/07/09 (a)	10,000	10,000,000
	Maryland Economic Development Corp., RB, VRDN, Garrett
	Community College Facilities, 0.35%, 7/07/09 (a)	7,005	7,005,000
	Maryland Economic Development Corp., RB, VRDN, Linemark
	Printing Project, AMT, 0.55%, 7/07/09 (a)	3,700	3,700,000
	Maryland Economic Development Corp., RB, VRDN,
	Pharmaceutics International Inc., Series A, AMT,
	0.50%, 7/07/09 (a)	4,455	4,455,000
	Maryland Health & Higher Educational Facilities Authority, RB,
	VRDN, John Hopkins University, Series B, 0.10%, 7/07/09 (a)	14,765	14,765,000
	Maryland Health & Higher Educational Facilities Authority, RB,
	VRDN, University Maryland Medical System, Series B,
	0.32%, 7/07/09 (a)	7,200	7,200,000
	Maryland State Stadium Authority Lease Revenue, RB, VRDN,
	Refunding, Baltimore Convention, 0.30%, 7/07/09 (a)	3,175	3,175,000
			132,845,000
Massachusetts - 2.4%	Commonwealth of Massachusetts, GO, VRDN, Refunding, Series
	B, 0.27%, 7/07/09 (a)	15,300	15,300,000
	Massachusetts Bay Transportation Authority, RB, VRDN, Senior,
	Series A-2, 0.30%, 7/07/09 (a)	17,500	17,500,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Massachusetts Development Finance Agency, RB, VRDN, Suffolk
	University, Series A, (AGC), 0.33%, 7/07/09 (a)	$ 13,710	$ 13,710,000
	Massachusetts Health & Educational Facilities Authority, RB,
	VRDN, ROCS, Series II R-11577PB, 0.34%, 7/07/09 (a)(b)	31,790	31,790,000
	Massachusetts Health & Educational Facilities Authority, RB,
	VRDN, Dana-Farber Cancer Institute, L1, 0.20%, 7/07/09 (a)	6,800	6,800,000
	Massachusetts Health & Educational Facilities Authority, RB,
	VRDN, Dana-Farber Cancer Institute, L2, 0.25%, 7/07/09 (a)	7,800	7,800,000
	Massachusetts State Development Finance Agency, Macon Trust,
	RB, VRDN Certificates Bank of America
	Series 2007-344, 0.85%, 7/07/09 (a)(b)	92,300	92,300,000
	Massachusetts State Health and Educational Facilities Authority,
	Macon Trust, RB, VRDN Certificates, Bank of America, Series
	2007-310, 0.85%, 7/07/09 (a)(b)	7,700	7,700,000
	Massachusetts State, TECP, 1.20%, 8/12/09	10,500	10,500,000
	Massachusetts State Turnpike Authority, Clipper Tax-Exempt
	Certificate Trust, RB, VRDN, 2007-48 Certificates Partner
	Massachusetts, 0.30%, 7/07/09 (a)(b)	15,000	15,000,000
	Massachusetts State Turnpike Authority, RB, VRDN, MSTR, SGC
	28, Class A, 0.29%, 7/07/09 (a)(b)	6,665	6,665,000
	Massachusetts Water Resources Authority, RB, VRDN, Eagle,
	Series 2006-0054, Class A, (FSA), 0.39%, 7/07/09 (a)(b)	7,495	7,495,000
	University of Massachusetts Building Authority, Massachusetts,
	RB, VRDN, Refunding, Senior, Community Guaranteed, Series 4,
	0.25%, 7/07/09 (a)	14,940	14,940,000
			247,500,000
Michigan - 3.3%	City of Detroit Michigan, RB, VRDN, ROCS, Series II R-719PB,
	(AGC), 0.43%, 7/07/09 (a)(b)	12,520	12,520,000
	Detroit City School District, Michigan, GO, VRDN Certificates,
	Macon Trust, Series J, (FSA), 0.50%, 7/07/09 (a)(b)	5,100	5,100,000
	Detroit City School District, Michigan, GO, VRDN Certificates,
	Series A, (FSA), 0.50%, 7/07/09 (a)	4,615	4,615,000
	Kalamazoo Hospital Finance Authority, Michigan, RB, VRDN,
	Refunding, Bronson Methodist, Series A, 0.30%, 7/07/09 (a)	4,990	4,990,000
	Michigan Higher Education Student Loan Authority, RBC
	Municipal Products Inc. Trust, RB, VRDN, Floater Certificates,
	Series L-24, AMT, 0.50%, 7/07/09 (a)(b)	44,945	44,945,000
	Michigan Municipal Bond Authority, Michigan, Notes, RAN, Series
	A-1, 3.00%, 8/20/09	28,600	28,653,868
	Michigan State Building Authority, RB, VRDN, Eagle,
	Series 2006-0156, Class A, (FSA), 0.70%, 7/07/09 (a)(b)(c)	7,100	7,100,000
	Michigan State HDA, RB, VRDN, Series A, AMT,
	0.40%, 7/01/09 (a)	38,725	38,725,000
	Michigan State Hospital Finance Authority, Michigan, RB, VRDN,
	Refunding, McLaren Health Care, Series B,
	0.21%, 7/07/09 (a)	4,720	4,720,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Michigan State Hospital Finance Authority, Michigan, RB, VRDN,
	Refunding, McLaren Health Care, Series B,
	0.21%, 7/07/09 (a)	$ 12,300	$ 12,300,000
	Michigan State University, RB, VRDN, General,
	0.25%, 7/07/09 (a)	37,765	37,765,000
	Michigan State University, RB, VRDN, General, Series A, 0.20%,
	7/07/09 (a)	11,500	11,500,000
	Michigan State University, RB, VRDN, General, Series A, 0.25%,
	7/07/09 (a)	7,135	7,135,000
	Michigan Strategic Fund, RB, VRDN, Livonia Tool Inc. Project,
	AMT, 1.00%, 7/07/09 (a)	2,000	2,000,000
	Michigan Water Supply System, RB, VRDN, ROCS, Series II, R-
	665PB Detroit, Michigan, (BHAC), 0.50%, 7/07/09 (a)(b)	20,765	20,765,000
	University of Michigan, RB, VRDN, Hospital, Series A,
	0.20%, 7/07/09 (a)	61,000	61,000,000
	University of Michigan, RB, VRDN, Hospital, Series B,
	0.17%, 7/07/09 (a)	12,000	12,000,000
	Wayne County Airport Authority, RB, VRDN, Refunding, Detroit
	Met, Series C1, AMT, 0.32%, 7/07/09 (a)	25,685	25,685,000
			341,518,868
Minnesota - 1.2%	City of Minneapolis Minnesota, RB, VRDN, Fairview Health
	Services, Series D, 0.16%, 7/07/09 (a)	2,300	2,300,000
	City of Minneapolis Minnesota, RB, VRDN, Fairview Health
	Services, Series E, 0.15%, 7/07/09 (a)	6,500	6,500,000
	City of Saint Cloud Minnesota, RB, VRDN, Centracare Health
	System, Series A, (AGC), 0.38%, 7/07/09 (a)	7,780	7,780,000
	Minnesota Agricultural & Economic Development Board,
	Minnesota, RB, VRDN, Essentia Health, Series C-4B,
	AGC, 0.33%, 7/01/09 (a)	5,250	5,250,000
	Minnesota Housing Finance Agency, RB, VRDN, Residential
	Housing Finance, C, AMT, 0.36%, 7/07/09 (a)	7,500	7,500,000
	Minnesota State, JPMorgan Chase DRIVERS Trust, GO, VRDN,
	PUTTERS, Series 3265, 0.28%, 7/07/09 (a)(b)(c)	1,995	1,995,000
	Rochester Minnesota Healthcare Facilities, TECP,
	0.30%, 7/09/09	66,500	66,500,000
	Rochester Minnesota Healthcare Facilities, TECP,
	0.30%, 7/09/09	16,000	16,000,000
	State of Minnesota, GO, VRDN, ROCS, Series II R-11538PB,
	0.40%, 7/07/09 (a)(b)	10,495	10,495,000
			124,320,000
Mississippi - 0.9%	Mississippi Business Finance Corp., RB, VRDN, Daily, Mississippi
	Power Co., AMT, 0.34%, 7/01/09 (a)	4,100	4,100,000
	Mississippi Business Finance Corp., RB, VRDN, Refunding, Miss
	Power Co. Project, AMT, 0.30%, 7/01/09 (a)	12,500	12,500,000
	Mississippi Development Bank, SO, RB, VRDN, Municipal Gas
	Authority, Natural Gas Project, 0.35%, 7/07/09 (a)	49,655	49,655,000
	Mississippi Development Bank, SO, RB, VRDN, Walnut Grove
	Youth Refunding, Series A, 0.32%, 7/07/09 (a)	8,000	8,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Mississippi Hospital Equipment & Facilities Authority, RB, VRDN,
	North Miss Health, Series 1, Remarketed,
	0.15%, 7/07/09 (a)	$ 4,026	$ 4,026,000
	Mississippi Hospital Equipment & Facilities Authority, RB, VRDN,
	North Miss Health, Series 2, Remarketed,
	0.15%, 7/07/09 (a)	9,725	9,725,000
			88,006,000
Missouri - 0.7%	Bi-State Development Agency of the Missouri-Illinois Metropolitan
	District, RB, VRDN, Subordinate Mass Transit, Metrolink, Series A,
	0.22%, 7/07/09 (a)	3,160	3,160,000
	Kansas City IDA, Missouri, RB, VRDN, K C Downtown
	Redevelopment, Series B, 0.35%, 7/07/09 (a)	11,820	11,820,000
	Missouri Joint Municipal Electric Utility Commission, RB, VRDN,
	ROCS, Series II, R-620PB, (BHAC), 0.50%, 7/07/09 (a)(b)	12,420	12,420,000
	Missouri State Health & Educational Facilities Authority, Health
	Facilities Refunding RB (Sisters of Mercy Health System), VRDN,
	(FSA), Series D-3, 1.82%, 7/07/09 (a)	1,315	1,315,000
	Missouri State Health & Educational Facilities Authority,
	Missouri, RB, VRDN, Ascension Health, C-2, Remarketed,
	0.73%, 3/03/10 (a)	17,000	17,000,000
	Missouri State Health & Educational Facilities Authority,
	Missouri, RB, VRDN, Refunding, Sisters Mercy Health, C, 0.32%,
	7/07/09 (a)	8,225	8,225,000
	Missouri State Health & Educational Facilities Authority,
	Missouri, RB, VRDN, Saint Luke's Health System, Series A, 0.30%,
	7/07/09 (a)	8,325	8,325,000
	Missouri State Health & Educational Facilities Authority,
	Missouri, RB, VRDN, Series Ascension Health Credit, C-1, 0.56%,
	5/04/10 (a)	4,250	4,250,000
	Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
	0.98%, 7/07/09 (a)	6,000	6,000,000
			72,515,000
Multi-State - 0.2%	Multi-State, BB&T Municipal Trust, RB, VRDN, FLOATS, Series
	5001, 0.44%, 7/07/09 (a)(b)	14,477	14,476,680
	Multi-State, Clipper Tax-Exempt Certificate Trust, RB, VRDN,
	2007-19 Partner Multi-State, AMT, 0.50%, 7/07/09 (a)(b)	3,113	3,113,000
			17,589,680
Nebraska - 1.4%	American Public Energy Agency, Nebraska, RB, VRDN, National
	Public Gas Agency Project, Series B, 0.22%, 7/07/09 (a)	49,000	49,000,000
	American Public Energy Agency, Nebraska, RB, VRDN,
	Series A, 0.35%, 7/07/09 (a)	38,547	38,547,000
	City of Lincoln Nebraska, RB, VRDN, FLOATS, Series 2900,
	0.32%, 7/07/09 (a)(b)	16,000	16,000,000
	Omaha, Nebraska, Eclipse Funding Trust, RB, VRDN, 2006-0025,
	Solar Eclipse, Omaha, 0.21%, 7/07/09 (a)(b)	5,830	5,830,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Public Power Generation Agency, RB, VRDN, ROCS, Series II R-
	11019-PB, (BHAC), 0.50%, 7/07/09 (a)(b)	$ 26,215	$ 26,215,000
	Public Power Generation Agency, RB, VRDN, Eagle, Series 2007-
	0009, Class A, (BHAC), 0.45%, 7/07/09 (a)(b)	11,000	11,000,000
			146,592,000
Nevada - 1.5%	City of Reno Nevada, RB, VRDN, Refunding, Senior Lien, ReTrac,
	Reno Project, 0.32%, 7/01/09 (a)	9,500	9,500,000
	Clark County, Nevada, Airport System RB, VRDN, AMT, 3.00%,
	7/01/09 (a)	36,600	36,601,037
	County of Clark Nevada, Revenue Notes, VRDN, System,
	Subordinate Lien, Series A, Notes, 2.50%, 7/15/10 (a)	90,000	91,531,800
	Truckee Meadows Water Authority, RB, FLOATS, Series 51TP,
	(FSA), 0.25%, 7/07/09 (a)(b)	11,790	11,790,000
			149,422,837
New Hampshire - 0.4%	New Hampshire Health & Education Facilities Authority, Eclipse
	Funding Trust, RB, VRDN, 2007-0018, Solar Eclipse, 0.21%,
	7/07/09 (a)(b)	10,470	10,470,000
	New Hampshire Health & Education Facilities Authority, RB,
	VRDN, ROCS, Series II, R-783PB, (BHAC), 0.50%, 7/07/09 (a)(b)	20,300	20,300,000
	New Hampshire Health & Education Facilities Authority, RB,
	VRDN, River College, 0.33%, 7/07/09 (a)	6,745	6,745,000
			37,515,000
New Jersey - 2.4%	County of Passaic New Jersey, GO, BAN, 1.50%, 4/13/10	8,300	8,355,677
	New Jersey EDA, Revenue Notes, VRDN, 2009A, Construction
	Notes, 2.50%, 6/18/10 (a)	78,800	80,324,186
	New Jersey EDA, TECP, 1.50%, 7/07/09	22,000	22,000,000
	New Jersey State Housing & Mortgage Finance Agency, RB,
	VRDN, S/F Housing, Series O, AMT, 1.95%, 7/07/09 (a)	20,000	20,000,000
	New Jersey State Turnpike Authority, RB, VRDN, Series C-1,
	(FSA), 1.00%, 7/07/09 (a)	73,890	73,890,000
	Tobacco Settlement Financing Corp., New Jersey, RB, VRDN,
	FLOATS 2959, 1.00%, 7/07/09 (a)(b)(c)	11,150	11,150,000
	Township of Readington New Jersey, GO, BAN, 1.50%, 2/04/10	15,000	15,067,860
	Township of Woodbridge New Jersey, GO, BAN,
	1.50%, 7/02/10	20,000	20,148,800
			250,936,523
New Mexico - 0.5%	Rio Rancho, New Mexico, Water and Waste Water, Eclipse
	Funding Trust, RB, VRDN, 2007-0019, Solar Eclipse,
	0.21%, 7/07/09 (a)(b)	14,500	14,500,000
	New Mexico Hospital Equipment Loan Council, RB, VRDN,
	Presbyterian Healthcare, Series D, 0.23%, 7/07/09 (a)	10,700	10,700,000
	New Mexico Mortgage Finance Authority, RB, VRDN, S/F
	Mortgage Program, Short Term, Series 1, AMT,
	1.03%, 1/12/10 (a)	31,191	31,190,685
			56,390,685

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
New York - 5.6%	Babylon Industrial Development Agency, New York, RB, VRDN,
	Refunding, Ogden Martin Project, (FSA), 1.40%, 7/07/09 (a)	$ 6,290	$ 6,290,000
	City of New York New York, GO, ROCS, Series II R 251A,
	0.85%, 7/07/09 (a)(b)	25,000	25,000,000
	City of New York New York, GO, VRDN, Series I, Sub-Series I-4,
	0.21%, 7/07/09 (a)	10,550	10,550,000
	City of New York New York, GO, VRDN, Series F-4,
	0.25%, 7/07/09 (a)	16,840	16,840,000
	City of New York New York, GO, VRDN, Sub-Series H-3,
	0.20%, 7/07/09 (a)	3,800	3,800,000
	City of New York New York, GO, VRDN, Sub-Series L-5,
	0.65%, 7/01/09 (a)	27,000	27,000,000
	Hudson Yards Infrastructure Corp., RB, VRDN, Eagle, Series 2007-
	0030, Class A, (FSA), 0.59%, 7/07/09 (a)(b)	44,115	44,115,000
	Metropolitan Transportation Authority, RB, VRDN, Refunding, Sub
	Series B-2, 0.25%, 7/07/09 (a)	6,900	6,900,000
	New York City Housing Development Corp., RB, VRDN, Beekman
	Tower, Series A, 2.50%, 7/07/09 (a)	24,300	24,300,000
	New York City Housing Development Corp., RB, VRDN, Brittany
	Development, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	13,000	13,000,000
	New York City Housing Development Corp., RB, VRDN, M/F, The
	Crest, Series A, 0.35%, 7/07/09 (a)	2,700	2,700,000
	New York City Housing Development Corp., RB, VRDN, Series I-1
	Remarketed, AMT, 0.60%, 8/13/09 (a)	1,300	1,300,000
	New York City Housing Development Corp., RB, VRDN, Series I-2
	Remarketed, AMT, 0.72%, 5/13/10 (a)	12,500	12,500,000
	New York City Housing Development Corp., RB, VRDN,
	Series J-1, AMT, 0.35%, 7/07/09 (a)	81,960	81,960,000
	New York City Industrial Development Agency, RB, VRDN,
	Liberty, FC Hanson Office, 0.25%, 7/07/09 (a)	18,400	18,400,000
	New York City Industrial Development Agency, RB, VRDN, New
	York Law School Project, Series A, Remarketed,
	0.25%, 7/07/09 (a)	13,300	13,300,000
	New York City Municipal Water Finance Authority, RB, VRDN,
	FLOATS, Series 1105, FSA, 0.30%, 7/07/09 (a)(b)	3,665	3,665,000
	New York City Municipal Water Finance Authority, RB, VRDN,
	ROCS, Series II R-11756, 0.35%, 7/07/09 (a)(b)(c)	10,000	10,000,000
	New York City Municipal Water Finance Authority, RB, VRDN, 2nd
	General Resolution, Series AA-2, 0.60%, 7/01/09 (a)	4,000	4,000,000
	New York City, New York, City Municipal Water Finance
	Authority, TECP, 0.60%, 7/01/09	25,000	25,000,000
	New York City Transitional Finance Authority, RB, VRDN, Future
	Tax Secured, Series A-1, 0.45%, 7/07/09 (a)	15,780	15,780,000
	New York City Transitional Finance Authority, RB, VRDN, Future
	Tax Secured, Sub-Series C3, 1.00%, 7/07/09 (a)	13,545	13,545,000
	New York City Transitional Finance Authority, RB, VRDN, NYC
	Recovery, Series 3, Sub-Series 3 E, 0.18%, 7/01/09 (a)	20,000	20,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New York City Transitional Finance Authority, RB, VRDN, NYC
	Recovery, Series 3, Sub-Series 3 G, 0.17%, 7/07/09 (a)	$ 4,965	$ 4,965,000
	New York City Transitional Finance Authority, Special Tax, VRDN,
	Future Tax Secured, Series C, 0.25%, 7/07/09 (a)	8,100	8,100,000
	New York City Trust for Cultural Resources, RB, VRDN, Lincoln
	Center Arts, Series B-2, 0.17%, 7/07/09 (a)	16,500	16,500,000
	New York Mortgage Agency, New York, RB, VRDN, Mortgage, 37th
	Series, AMT, 0.85%, 7/07/09 (a)	15,200	15,200,000
	New York Mortgage Agency, New York, RB, VRDN, Series 144,
	AMT, 1.00%, 7/01/09 (a)	11,500	11,500,000
	New York State Dormitory Authority, RB, VRDN, Mental Health
	Services, Sub-Series D-2F, 0.28%, 7/07/09 (a)	22,970	22,970,000
	New York State Dormitory Authority, RB, VRDN, Rochester
	Friendly Home, 0.30%, 7/07/09 (a)	8,545	8,545,000
	New York State Housing Finance Agency, RB, VRDN, Housing, 363
	West 30th Street, Series A, (FHLMC), AMT,
	0.30%, 7/07/09 (a)	2,800	2,800,000
	New York State Housing Finance Agency, RB, VRDN, Refunding,
	Series G, 0.35%, 7/07/09 (a)	10,900	10,900,000
	New York State Housing Finance Agency, RB, VRDN, Worth
	Street, Series A, Remarketed, (FNMA), AMT, 0.28%,
	7/07/09 (a)	11,800	11,800,000
	New York State Urban Development Corp., RB, VRDN, Refunding,
	Service Contract, Series A-5, 0.17%, 7/07/09 (a)	11,800	11,800,000
	Port Authority of New York and New Jersey, JPMorgan Chase
	DRIVERS Trust, RB, VRDN, PUTTERS, Series 3192, AMT, 0.41%,
	7/07/09 (a)(b)(c)	25,325	25,325,000
	Syracuse Industrial Development Agency, New York, RB, VRDN,
	Syracuse University, Series A, Remarketed,
	0.20%, 7/07/09 (a)	5,400	5,400,000
	Triborough Bridge & Tunnel Authority, New York, RB, VRDN,
	General, Series B, 0.47%, 7/07/09 (a)	18,145	18,145,000
			573,895,000
North Carolina - 5.4%	Charlotte Housing Authority, North Carolina, RB, VRDN, Oak Park
	Project, 0.28%, 7/07/09 (a)	7,500	7,500,000
	Charlotte Housing Authority, North Carolina, RB, VRDN,
	Stonehaven East Project, 0.28%, 7/07/09 (a)	5,695	5,695,000
	Charlotte North Carolina, TECP, 0.45%, 7/08/09	5,564	5,564,000
	Charlotte North Carolina, TECP, 0.45%, 7/08/09	7,287	7,287,000
	Charlotte North Carolina, TECP, 0.45%, 9/24/09	6,049	6,049,000
	City of Charlotte North Carolina, RB, VRDN, Refunding, Charlotte
	Douglas, Series D, 0.35%, 7/07/09 (a)	4,700	4,700,000
	City of Raleigh North Carolina, COP, VRDN, Downtown,
	Series B, 0.59%, 7/07/09 (a)	11,000	11,000,000
	City of Raleigh North Carolina, COP, VRDN, Governmental
	Facilities Project, 3.00%, 11/25/09 (a)	3,500	3,523,814
	City of Winston-Salem North Carolina, COP, VRDN, Series C,
	0.65%, 7/07/09 (a)	10,000	10,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Wake North Carolina, GO, BAN, 3.50%, 10/15/09	$ 6,000	$ 6,031,131
	County of Wake North Carolina, GO, VRDN, Series A,
	0.55%, 7/07/09 (a)	45,350	45,350,000
	Martin County Industrial Facilities & Pollution Control Financing
	Authority, North Carolina, RB, VRDN, Industrial Development,
	Penco Products Project, AMT, 1.00%, 7/07/09 (a)	9,000	9,000,000
	Mecklenburg County North Carolina, COP, VRDN,
	0.27%, 7/07/09 (a)	26,860	26,860,000
	North Carolina, BB&T Municipal Trust, RB, VRDN, FLOATS, Series
	1009, 0.30%, 7/07/09 (a)(b)	1,970	1,970,000
	North Carolina, BB&T Municipal Trust, RB, VRDN, FLOATS, Series
	1011, 0.30%, 7/07/09 (a)(b)	860	860,000
	North Carolina Capital Facilities Finance Agency, RB, VRDN,
	Aquarium Society Project, 0.32%, 7/07/09 (a)	13,445	13,445,000
	North Carolina Capital Facilities Finance Agency, RB, VRDN,
	Refunding, Duke Energy Carolina, Series A, AMT,
	0.32%, 7/07/09 (a)	16,300	16,300,000
	North Carolina Capital Facilities Finance Agency, RB, VRDN,
	Refunding, Duke Energy Carolina, Series B, AMT,
	0.47%, 7/07/09 (a)	6,000	6,000,000
	North Carolina Combined Enterprise System, RB, VRDN, ROCS,
	Series II R 645 Raleigh NC, 0.35%, 7/07/09 (a)(b)	6,400	6,400,000
	North Carolina Educational Facilities Finance Agency, North
	Carolina, RB, VRDN, Duke University Project, Series A,
	0.17%, 7/07/09 (a)	11,700	11,700,000
	North Carolina Educational Facilities Finance Agency, North
	Carolina, RB, VRDN, Duke University Project, Series A,
	0.17%, 7/07/09 (a)	9,650	9,650,000
	North Carolina Housing Finance Agency, North Carolina, RB,
	VRDN, MERLOTS, Series B-12, AMT, 0.36%, 7/07/09 (a)(b)(c)	3,015	3,015,000
	North Carolina Housing Finance Agency, North Carolina, RB,
	VRDN, Home Ownership, Series 17, C, AMT, 0.32%, 7/07/09 (a)	3,950	3,950,000
	North Carolina Housing Finance Agency, North Carolina, RB,
	VRDN, Home Ownership, Series 18-C, AMT,
	0.32%, 7/07/09 (a)	7,400	7,400,000
	North Carolina Medical Care Commission, North Carolina, GO,
	VRDN, Duke University Hospital Project, Series A,
	0.27%, 7/07/09 (a)	22,850	22,850,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, ROCS, Series II R-10313, 0.45%, 7/07/09 (a)(b)	97,705	97,705,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Aldersgate Project, 0.29%, 7/07/09 (a)	1,280	1,280,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Duke University Hospital, Series B, 0.27%, 7/07/09 (a)	2,250	2,250,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Moses Cone Health System, Series A,
	0.26%, 7/07/09 (a)	34,350	34,350,000
19

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Moses Cone Health System, Series A,
	0.26%, 7/07/09 (a)	$ 5,100	$ 5,100,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Moses Cone Health System, Series B,
	0.26%, 7/07/09 (a)	32,300	32,300,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Novant Health Group, Series A, 0.45%, 7/07/09 (a)	59,750	59,750,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Novant Health Group, Series B, 0.28%, 7/07/09 (a)	8,300	8,300,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Refunding, North Carolina Baptist Hospital, Series C,
	0.30%, 7/07/09 (a)	7,265	7,265,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Refunding, University Health System Eastern,
	Series A-1, 0.28%, 7/07/09 (a)	7,600	7,600,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Refunding, University Health System Eastern,
	Series B-1, 0.18%, 7/07/09 (a)	4,900	4,900,000
	North Carolina Medical Care Commission, North Carolina, RB,
	VRDN, Transylvania Regional Hospital, 0.27%, 7/01/09 (a)	13,240	13,240,000
	North Carolina State Education Assistance Authority, RB, VRDN,
	Refunding, Student Loan, Series A-2, AMT,
	0.38%, 7/07/09 (a)	14,000	14,000,000
	State of North Carolina, GO, VRDN, Public Improvement, Series
	F, 0.20%, 7/07/09 (a)	2,300	2,300,000
	University of North Carolina at Chapel Hill, RB, VRDN, Refunding,
	Series A, 0.16%, 7/07/09 (a)	6,300	6,300,000
	University of North Carolina at Chapel Hill, RB, VRDN,
	Series B, 0.17%, 7/07/09 (a)	4,185	4,185,000
			552,924,945
North Dakota - 0.1%	County of Cass North Dakota, RB, VRDN, Health Care, Essentia,
	Series A-1, (AGC), 0.30%, 7/07/09 (a)	10,185	10,185,000
Ohio - 2.1%	Canfield Local School District, GO, BAN, School Improvement,
	2.50%, 9/17/09	4,730	4,736,221
	City of Beachwood Ohio, GO, BAN, Building Acquisition, 2.25%,
	12/03/09	1,000	1,002,310
	City of Cuyahoga Falls Ohio, GO, Various Purpose Notes, Limited
	Tax, 2.75%, 12/09/09	1,750	1,759,950
	City of Solon Ohio, Notes, BAN, 2.75%, 11/19/09	5,700	5,721,776
	County of Cuyahoga Ohio, GO, BAN, 2.50%, 12/23/09	15,000	15,103,719
	County of Franklin Ohio, RB, VRDN, Refunding, Nationwide
	Hospital, Series F, 0.30%, 7/07/09 (a)	10,680	10,680,000
	County of Muskingum Ohio, GO, BAN, Sewer District
	Improvement, 2.13%, 9/24/09	1,900	1,902,783
	County of Union Ohio, GO, BAN, Main Street,
	2.38%, 12/09/09	1,000	1,002,288

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Wood Ohio, RB, VRDN, GHT Property Management LLC
	Project, AMT, 3.65%, 7/07/09 (a)	$ 1,105	$ 1,105,000
	Cuyahoga, Ohio, Community College, TAN, Refunding,
	Series B, 2.50%, 7/01/09	5,000	5,000,170
	Lancaster Port Authority, RB, VRDN, 0.27%, 7/07/09 (a)	16,730	16,730,000
	Ohio Air Quality Development Authority, RB, VRDN, Refunding,
	Cincinnati Gas & Electric, Series A, 1.00%, 7/07/09 (a)	7,900	7,900,000
	Ohio Air Quality Development Authority, RB, VRDN, Refunding,
	Cincinnati Gas & Electric, Series B, 1.02%, 7/07/09 (a)	16,300	16,300,000
	Ohio Air Quality Development Authority, RB, VRDN, Refunding,
	Pollution Control, FirstEnergy, Series A, 2.95%, 7/07/09 (a)	32,000	32,000,000
	Ohio State Water Development Authority, RB, VRDN, Refunding,
	FirstEnergy Project, Series A, AMT, 0.32%, 7/07/09 (a)	30,000	30,000,000
	Princeton City School District, GO, VRDN, MSTR, Series SGB 50-A,
	0.44%, 7/07/09 (a)(b)	2,370	2,370,000
	State of Ohio, GO, VRDN, Common Schools, Series A,
	0.17%, 7/07/09 (a)	21,425	21,425,000
	State of Ohio, GO, VRDN, Common Schools, Series B,
	0.17%, 7/07/09 (a)	29,610	29,610,000
	State of Ohio, GO, VRDN, Refunding & Improvement,
	Infrastructure, Series D, 0.22%, 7/07/09 (a)	10,200	10,200,000
			214,549,217
Oklahoma - 0.3%	Oklahoma Development Finance Authority, RB, VRDN, Conoco
	Project, Series B, AMT, 0.38%, 7/07/09 (a)	2,500	2,500,000
	Oklahoma Development Finance Authority, RB, VRDN,
	ConocoPhillips Co. Project, AMT, 0.38%, 7/07/09 (a)	5,000	5,000,000
	Oklahoma Turnpike Authority, RB, VRDN, Refunding, Second
	Senior Series C, Convertible, 0.15%, 7/07/09 (a)	6,300	6,300,000
	Oklahoma Turnpike Authority, RB, VRDN, Refunding, Second
	Senior Series D, Convertible, 0.28%, 7/07/09 (a)	12,650	12,650,000
	Oklahoma Turnpike Authority, RB, VRDN, Refunding, Second
	Senior Series F, Convertible, 0.20%, 7/01/09 (a)	5,000	5,000,000
			31,450,000
Oregon - 0.4%	Clackamas County Hospital Facility Authority, Oregon, RB, VRDN,
	Legacy Health System, 0.34%, 7/07/09 (a)	8,580	8,580,000
	Clackamas County Hospital Facility Authority, Oregon, RB, VRDN,
	Legacy Health System, Series C, 0.18%, 7/07/09 (a)	4,800	4,800,000
	Medford Hospital Facilities Authority, Oregon, RB, VRDN, Rogue
	Valley Manor Project, 0.25%, 7/01/09 (a)	15,000	15,000,000
	Oregon State Facilities Authority, RB, VRDN, Peacehealth, Series
	B, 0.23%, 7/07/09 (a)	12,825	12,825,000
			41,205,000
Pennsylvania - 3.6%	Allegheny County Hospital Development Authority, RB, VRDN,
	PUTTERS, Series 2327, 0.35%, 7/07/09 (a)(b)	5,885	5,885,000
	County of Lehigh Pennsylvania, RB, VRDN, Lehigh Valley Health
	Network, Series B, (AGC), 0.30%, 7/01/09 (a)	26,790	26,790,000
	Delaware County Authority, Pennsylvania, RB, VRDN, Haverford,
	0.18%, 7/07/09 (a)	18,200	18,200,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Delaware River Joint Toll Bridge Commission, RB, VRDN, Series B-
	2, 0.75%, 7/07/09 (a)	$ 23,000	$ 23,000,000
	Emmaus General Authority, RB, VRDN, Pennsylvania Loan
	Program, Series A, Remarketed, 0.27%, 7/07/09 (a)	66,500	66,500,000
	Lancaster County Hospital Authority, RB, VRDN, Masonic Homes
	Project, Series A, 0.30%, 7/01/09 (a)	10,000	10,000,000
	Lehigh County, Pennsylvania, General Purpose Authority,
	Hospital RB (Lehigh Valley Health Network), VRDN, Series C,
	0.32%, 7/01/09 (a)	50	50,000
	Pennsylvania Housing Finance Agency, RB, VRDN, Series 99C,
	AMT, 0.75%, 7/07/09 (a)	5,100	5,100,000
	Pennsylvania State, Clipper Tax-Exempt Certificate Trust, RB,
	VRDN, 2007-30 Partner Pennsylvania 144A,
	0.45%, 7/07/09 (a)(b)	25,000	25,000,000
	Pennsylvania Turnpike Commission, RB, VRDN, Refunding, Multi,
	Modal, Series A-2, 0.22%, 7/07/09 (a)	19,015	19,015,000
	Pennsylvania Turnpike Commission, RB, VRDN, Series A-2,
	0.40%, 7/07/09 (a)	26,000	26,000,000
	Pennsylvania Turnpike Commission, RB, VRDN, Series A-3,
	0.40%, 7/07/09 (a)	10,000	10,000,000
	Pennsylvania Turnpike Commission, RB, VRDN, Series B, 1.30%,
	7/07/09 (a)	9,030	9,030,000
	Pennsylvania Turnpike Commission, RB, VRDN, Series U, 0.75%,
	7/07/09 (a)	39,415	39,415,000
	Philadelphia Authority for Industrial Development, RB, VRDN,
	Refunding, Series B, Remarketed, 0.25%, 7/07/09 (a)	33,000	33,000,000
	Saint Mary Hospital Authority, Pennsylvania, RB, VRDN, Catholic
	Health, Series C, 0.22%, 7/07/09 (a)	30,000	30,000,000
	Southcentral General Authority, Pennsylvania, RB, VRDN,
	Wellspan Health Obligation Group, C, 0.39%, 7/07/09 (a)	5,800	5,800,000
	Venango Pennsylvania IDA, TECP, 2.50%, 7/06/09	9,548	9,548,000
	Venango Pennsylvania IDA, TECP, 2.50%, 7/07/09	6,000	6,000,000
			368,333,000
Puerto Rico - 0.1%	Puerto Rico Sales Tax Financing Corp., RB, VRDN, FLOATS,
	Series 2653, 0.45%, 7/07/09 (a)(b)	11,250	11,250,000
Rhode Island - 0.3%	Narragansett Bay Commission, RB, VRDN, ROCS, Series II, R-
	780PB, (BHAC), 0.45%, 7/07/09 (a)(b)	17,615	17,615,000
	Rhode Island Housing & Mortgage Finance Corp., Rhode Island,
	RB, VRDN, Groves at Johnston Project, AMT,
	2.20%, 7/07/09 (a)	17,500	17,500,000
			35,115,000
South Carolina - 1.9%	City of Spartanburg South Carolina, RB, VRDN, ROCS,
	Series II R 11020PB, (FSA), 0.75%, 7/07/09 (a)(b)	13,290	13,290,000
	County of Beaufort South Carolina, GO, BAN, 1.75%, 3/10/10	28,755	28,978,831
	County of Berkeley South Carolina, GO, BAN, 1.25%, 5/28/10	9,100	9,163,404
	County of Berkeley South Carolina, RB, VRDN, Amoco Chemical
	Co. Project, AMT, 0.30%, 7/01/09 (a)	4,600	4,600,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Greenwood South Carolina, RB, VRDN, Refunding, Fuji
	Photo Film Project, AMT, 0.39%, 7/07/09 (a)	$ 12,200	$ 12,200,000
	Greenville Hospital System Board, RB, VRDN, Refunding, Series
	C, 0.32%, 7/07/09 (a)	4,500	4,500,000
	South Carolina Jobs EDA, Macon Trust, RB, VRDN Certificates,
	Bank of America Series 2007-303, 0.85%, 7/07/09 (a)(b)	9,080	9,080,000
	Piedmont Municipal Power Agency, South Carolina, RB, VRDN,
	Series B, (AGC), 1.00%, 7/07/09 (a)	8,200	8,200,000
	South Carolina Jobs, EDA, RB, VRDN, Refunding, Anmed Health
	Project, Series A, 0.18%, 7/07/09 (a)	3,000	3,000,000
	South Carolina Jobs, EDA, RB, VRDN, Sisters Charity Providence
	Hospital, 0.27%, 7/07/09 (a)	44,825	44,825,000
	South Carolina Jobs, EDA, RB, VRDN, UMA Refinance Project,
	0.30%, 7/01/09 (a)	29,000	29,000,000
	South Carolina State Public Service Authority, RB, VRDN, Eagle,
	Series 2006-0007, Class A, 0.38%, 7/07/09 (a)(b)	11,500	11,500,000
	South Carolina Transportation Infrastructure Bank, South
	Carolina, RB, VRDN, Refunding, Series B-1, Remarketed, 0.32%,
	7/07/09 (a)	5,290	5,290,000
	South Carolina Transportation Infrastructure Bank, South
	Carolina, RB, VRDN, Refunding, Series B-2, Remarketed, 0.27%,
	7/07/09 (a)	4,785	4,785,000
	South Carolina Transportation Infrastructure Bank, South
	Carolina, RB, VRDN, Refunding, Series B-3, Remarketed, 0.21%,
	7/07/09 (a)	7,890	7,890,000
			196,302,235
Tennessee - 2.7%	Blount County Public Building Authority, Tennessee, RB, VRDN,
	Local Public Improvement, E-4, Series B, 0.32%, 7/01/09 (a) 9,525		9,525,000
	City of Memphis Tennessee, GO, BAN, 2.00%, 5/18/10	8,790	8,903,371
	Clarksville Public Building Authority, Tennessee, RB, VRDN,
	Pooled Financing, Tennessee Municipal Bond Fund,
	0.32%, 7/07/09 (a)	23,310	23,310,000
	Clarksville Public Building Authority, Tennessee, RB, VRDN,
	Pooled Financing, Tennessee Municipal Bond Fund,
	0.32%, 7/07/09 (a)	27,440	27,440,000
	Clarksville Public Building Authority, Tennessee, RB, VRDN,
	Pooled Financing, Tennessee Municipal Bond Fund,
	0.32%, 7/01/09 (a)	29,320	29,320,000
	County of Shelby Tennessee, GO, VRDN, Public Improvement,
	School, Series B, 0.30%, 7/07/09 (a)	10,000	10,000,000
	Metropolitan Government Nashville & Davidson County Health &
	Educational Facilities Board, RB, VRDN, FLOATS, Series 3012,
	0.32%, 7/07/09 (a)(b)(c)	5,305	5,305,000
	Metropolitan Government Nashville & Davidson County Health &
	Educational Facilities Board, RB, VRDN, FLOATS, Series 3013,
	0.30%, 7/07/09 (a)(b)(c)	10,000	10,000,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Metropolitan Government Nashville & Davidson County Industrial
	Development Board, RB, VRDN, Nashville Symphony
	Hall Project, 0.32%, 7/07/09 (a)	$ 13,038	$ 13,038,000
	Montgomery County Public Building Authority, Tennessee, RB,
	VRDN, Tennessee County Loan Pool, 0.32%, 7/07/09 (a)	2,095	2,095,000
	Municipal Energy Acquisition Corporation, Tennessee, RB, VRDN,
	PUTTERS, Series 1578, 0.35%, 7/07/09 (a)(b)	48,635	48,635,000
	Shelby County Health Educational & Housing Facilities Board, RB,
	VRDN, Methodist Le Bonheur, Series A, (AGC),
	0.30%, 7/07/09 (a)	10,000	10,000,000
	Shelby County Health Educational & Housing Facilities Board, RB,
	VRDN, Methodist Le Bonheur, Series B, (AGC),
	0.40%, 7/07/09 (a)	10,000	10,000,000
	Shelby County Tennessee, TECP, 0.60%, 7/30/09	10,000	10,000,000
	Tennergy Corp., Tennessee, RB, VRDN, Stars Certificates BNP,
	Series 2006-001, 0.35%, 7/07/09 (a)(b)	56,090	56,090,000
			273,661,371
Texas - 15.1%	Brazos Harbor Industrial Development Corp., RB, VRDN, BASF
	Corp. Project, AMT, 0.98%, 7/07/09 (a)	25,000	25,000,000
	Brazos Harbor Industrial Development Corp., RB, VRDN, BASF
	Corp. Project, AMT, 0.98%, 7/07/09 (a)	50,000	50,000,000
	Brazos Harbor Industrial Development Corp., RB, VRDN,
	ConocoPhillips Co. Project, AMT, 0.38%, 7/07/09 (a)	4,500	4,500,000
	Brazos River Harbor Navigation District, RB, VRDN, BASF Corp.
	Project, AMT, 0.90%, 7/01/09 (a)	18,400	18,400,000
	Brazos River Harbor Navigation District, RB, VRDN,
	Multi-Mode, BASF Corp., AMT, 0.90%, 7/01/09 (a)	15,800	15,800,000
	Brownsville, Texas, Utility System, Deutsche Bank SPEARs/LIFERs
	Trust, RB, VRDN, SPEARs, Series DBE-533,
	0.30%, 7/07/09 (a)(b)	1,775	1,775,000
	Calhoun County Naval IDA, Texas, RB, VRDN, British Petroleum
	Co., AMT, 0.35%, 7/01/09 (a)	9,000	9,000,000
	City of Austin Texas, RB, VRDN, Refunding, Sub-Series 3,
	Remarketed, (FSA), AMT, 1.25%, 7/07/09 (a)	52,035	52,035,000
	City of Austin Texas, RB, VRDN, Refunding, Sub-Series 4,
	Remarketed, (FSA), AMT, 1.25%, 7/07/09 (a)	54,750	54,750,000
	City of Houston Texas, RB, VRDN, PUTTERS, Series 2493, (FSA),
	0.55%, 7/07/09 (a)(b)	1,235	1,235,000
	City of Houston Texas, RB, VRDN, ROCS, Series II R-12046, (FSA),
	0.70%, 7/07/09 (a)(b)	13,200	13,200,000
	City of Houston Texas, RB, VRDN, Refunding, Combined, First
	Lien, Series A-1, 0.32%, 7/07/09 (a)	10,000	10,000,000
	City of Houston Texas, RB, VRDN, Refunding, Combined, First
	Lien, Series A-2, 0.32%, 7/07/09 (a)	6,200	6,200,000
	City of Houston Texas, RB, VRDN, Refunding, First Lien, Series B-
	2, Remarketed, 0.40%, 7/07/09 (a)	15,000	15,000,000
	City of Midland Texas, GO, VRDN, ROCS, Series II, R-810PB,
	0.43%, 7/07/09 (a)(b)	10,775	10,775,000
24

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Collin Texas, GO, FLOATS, Series 42Tp,
	0.25%, 7/07/09 (a)(b)	$ 10,925	$ 10,925,000
	County of Fort Bend Texas, GO, VRDN, MSTR, SGB 46 A,
	0.38%, 7/07/09 (a)(b)	4,500	4,500,000
	County of Harris Texas, GO, VRDN, ROCS, Series II R-10360,
	0.35%, 7/07/09 (a)(b)	16,255	16,255,000
	County of Harris Texas, RB, VRDN, MSTR, Series SGC 31, Class A,
	0.30%, 7/07/09 (a)(b)	11,280	11,280,000
	Cypress-Fairbanks ISD, GO, VRDN, FLOATS, Series 86Tp,
	0.25%, 7/07/09 (a)(b)	2,555	2,555,000
	Dallas, Texas, Area Rapid Transit, BB&T Municipal Trust, RB,
	VRDN, FLOATS, Series 2008-57, 0.20%, 7/07/09 (a)(b)(c)	18,145	18,145,000
	Dallas, Texas, Area Rapid Transit, Sales Tax, Eagle Tax-Exempt
	Trust, RB, VRDN, Eagle, Series 2009-0035,
	Class A, 0.45%, 7/07/09 (a)(b)(c)	7,700	7,700,000
	Denton ISD, Texas, GO, VRDN, Building, Series 2005, A,
	0.40%, 7/07/09 (a)	2,500	2,500,000
	Galena Park ISD, Texas, GO, VRDN, Floating Rate Receipts, SG-
	153, 0.27%, 7/07/09 (a)(b)	12,250	12,250,000
	Grapevine Industrial Development Corp., Texas, RB, VRDN,
	Refunding, Southern Air Transport, 0.27%, 7/07/09 (a)	5,300	5,300,000
	Gulf Coast IDA, RB, VRDN, Amoco Oil Co. Project, AMT,
	0.30%, 7/01/09 (a)	3,020	3,020,000
	Gulf Coast IDA, RB, VRDN, Citgo Petroleum Corp. Project, AMT,
	0.30%, 7/01/09 (a)	9,800	9,800,000
	Gulf Coast Waste Disposal Authority, RB, VRDN, Air Products
	Project, AMT, 0.43%, 7/07/09 (a)	2,200	2,200,000
	Gulf Coast Waste Disposal Authority, RB, VRDN, American Aeryl
	LP Project, AMT, 0.44%, 7/07/09 (a)	19,000	19,000,000
	Gulf Coast Waste Disposal Authority, RB, VRDN, Amoco Oil Co.
	Project, AMT, 0.30%, 7/01/09 (a)	12,920	12,920,000
	Gulf Coast Waste Disposal Authority, RB, VRDN, BP Products
	North America Project, AMT, 0.30%, 7/01/09 (a)	24,500	24,500,000
	Gulf Coast Waste Disposal Authority, RB, VRDN, Waste
	Management Texas, Series A, AMT, 0.40%, 7/07/09 (a)	2,500	2,500,000
	Harris County Cultural Education Facilities Finance Corp., RB,
	VRDN, Refunding, Hospital, Hermann Health, D-3,
	0.20%, 7/07/09 (a)	3,625	3,625,000
	Harris County Health Facilities Development Corp., RB, VRDN,
	Refunding, Saint Luke's Episcopal, Series A,
	1.25%, 7/07/09 (a)	45,500	45,500,000
	Harris County-Houston Sports Authority Texas, TECP,
	0.38%, 9/03/09	6,000	6,000,000
	Houston Higher Education Finance Corp., RB, VRDN, Rice
	University Project, Series B, 0.20%, 7/01/09 (a)	36,000	36,000,000
	Houston ISD, GO, VRDN, Schoolhouse, 0.20%, 7/07/09 (a)	43,000	43,000,000
	Katy ISD, Texas, GO, VRDN, School Building,
	0.25%, 7/07/09 (a)	6,100	6,100,000
25

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lubbock Health Facilities Development Corp., Texas, RB, VRDN,
	Refunding, Saint Joseph Health System,
	Series B, 0.35%, 7/01/09 (a)	$ 10,900	$ 10,900,000
	Mesquite Industrial Development Corp., Texas, RB, VRDN,
	Industrial Development, Morrison Products, AMT,
	3.45%, 7/07/09 (a)	1,300	1,300,000
	North East ISD, Texas, GO, VRDN, Floater Certificates,
	Series SG-143, 0.30%, 7/07/09 (a)	17,000	17,000,000
	North Texas Municipal Water District, Texas, RB, VRDN,
	PUTTERS, Series 2488, 0.55%, 7/07/09 (a)(b)	2,900	2,900,000
	North Texas Municipal Water District, Texas, RB, VRDN, ROCS,
	Series II, R-593PB, 0.43%, 7/07/09 (a)(b)	8,425	8,425,000
	North Texas Tollway Authority, Deutsche Bank SPEARs/LIFERs
	Trust, RB, VRDN, SPEARs,
	Series DB-626, (AGC), 0.25%, 7/07/09 (a)(b)	11,487	11,487,000
	Port Arthur Navigation District, Texas, RB, VRDN, Air Products &
	Chemicals Project, AMT, 0.43%, 7/07/09 (a)	10,000	10,000,000
	Port Arthur Navigation District, Texas, RB, VRDN, Air Products
	Project, AMT, 0.40%, 7/01/09 (a)	8,400	8,400,000
	Port of Corpus Christi Authority of Nueces County Texas, RB,
	VRDN, Flint Hills Resource, Series A, AMT, 0.65%, 7/07/09 (a)	22,650	22,650,000
	Port of Port Arthur Navigation District, RB, VRDN, Motiva
	Enterprises, AMT, 0.58%, 7/07/09 (a)	4,800	4,800,000
	Port of Port Arthur Navigation District, RB, VRDN, Multi-Mode,
	Atofina, Series B, AMT, 0.38%, 7/07/09 (a)	10,000	10,000,000
	Port of Port Arthur Navigation District, RB, VRDN, Refunding,
	Motiva Enterprises Project, AMT, 0.50%, 7/07/09 (a)	17,335	17,335,000
	Red River Texas, RB, VRDN, Higher Education, Texas Christian,
	0.38%, 7/07/09 (a)	14,500	14,500,000
	Red River Texas, RB, VRDN, Texas Christian University Project,
	0.40%, 7/07/09 (a)	24,900	24,900,000
	San Antonio, Texas, Independent School District, Eagle Tax-
	Exempt Trust, GO, VRDN, Eagle, Series 2009-0037,
	Class A, 0.45%, 7/07/09 (a)(b)(c)	5,000	5,000,000
	Sheldon ISD, Texas, GO, VRDN, PUTTERS, Series 2009,
	0.38%, 7/07/09 (a)(b)	5,205	5,205,000
	Socorro ISD, Texas, GO, VRDN, ROCS, Series II R-11540PB,
	0.40%, 7/07/09 (a)(b)(c)	12,700	12,700,000
	Southwest Higher Education Authority, Texas, RB, VRDN,
	Southern Methodist University, 0.30%, 7/01/09 (a)	8,900	8,900,000
	State of Texas, GO, PUTTERS, Series 2490,
	0.28%, 7/07/09 (a)(b)	1,850	1,850,000
	State of Texas, GO, PUTTERS, Series 2491,
	0.28%, 7/07/09 (a)(b)	1,145	1,145,000
	State of Texas, GO, VRDN, Veterans Housing Assistance Fund II,
	Series A, AMT, 0.35%, 7/07/09 (a)	32,765	32,765,000
	State of Texas, GO, VRDN, Veterans Housing Assistance Fund II,
	Series A, AMT, 0.40%, 7/07/09 (a)	12,765	12,765,000
26

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	State of Texas, GO, VRDN, Veterans Housing Assistance Fund II,
	Series B, AMT, 0.40%, 7/07/09 (a)	$ 21,600	$ 21,600,000
	State of Texas, GO, VRDN, Veterans Housing Assistance Fund II,
	Series B, AMT, 0.65%, 7/07/09 (a)	48,270	48,270,000
	State of Texas, Notes, TRAN, 3.00%, 8/28/09	478,000	479,053,367
	Tarrant County Cultural Education Facilities Finance Corp., RB,
	VRDN, FLOATS, Series 2973, 0.30%, 7/07/09 (a)(b)(c)	36,000	36,000,000
	Tarrant County Cultural Education Facilities Finance Corp., RB,
	VRDDN, FLOATS, Series 2974, 0.30%, 7/07/09 (a)(b)(c)	12,000	12,000,000
	Tarrant County Cultural Education Facilities Finance Corp., RB,
	VRDN, Refunding, Scott White Memorial, Series B,
	0.23%, 7/07/09 (a)	11,000	11,000,000
	Texas Municipal Gas Acquisition & Supply Corp. II, RB, VRDN,
	ROCS, Series II, R-10014, 0.45%, 7/07/09 (a)(b)	61,000	61,000,000
	Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, 2007-46
	Certificates Partner Texas, 0.38%, 7/07/09 (a)(b)	10,000	10,000,000
	Texas State Transportation Commission, RB, VRDN, First Tier,
	Series B, 0.23%, 7/07/09 (a)	23,800	23,800,000
	University of Texas, RB, VRDN, Financing System,
	Series B, 0.18%, 7/07/09 (a)	11,400	11,400,000
	Weslaco Health Facilities Development Corp., RB, VRDN,
	Refunding & Improvement, Knapp Medical Center, Series A,
	0.35%, 7/07/09 (a)	4,780	4,780,000
			1,557,075,367
Utah - 1.0%	City of Murray Utah, RB, VRDN, IHC Health Services Inc., Series
	B, 0.17%, 7/07/09 (a)	12,600	12,600,000
	City of Murray Utah, RB, VRDN, IHC Health Services Inc., Series
	D, 0.26%, 7/01/09 (a)	4,915	4,915,000
	County of Weber Utah, RB, VRDN, IHC Health Services, Series A,
	0.25%, 7/01/09 (a)	4,630	4,630,000
	State of Utah, GO, VRDN, FLOATS, Series 2987,
	0.30%, 7/07/09 (a)(b)(c)	6,000	6,000,000
	Utah State Board Of Regents, Utah, RB, VRDN, Series A, AMT,
	0.42%, 7/07/09 (a)	30,000	30,000,000
	Utah Transit Authority, Utah, RB, VRDN, PUTTERS, Series 1107B,
	(FSA), 0.55%, 7/07/09 (a)(b)	4,995	4,995,000
	Weber County, Utah, Hospital RB (IHC Health Services), VRDN,
	Series C, 0.25%, 7/01/09 (a)	39,575	39,575,000
			102,715,000
Vermont - 0.2%	City of Burlington Vermont, GO, BAN, 2.00%, 8/24/09	4,900	4,907,400
	Vermont Student Assistance Corp., Vermont, RB, VRDN, Senior
	Series C-1, AMT, 0.43%, 7/07/09 (a)	17,000	17,000,000
			21,907,400
Virginia - 0.6%	Capital Beltway Funding Corp., RB, VRDN, Senior Lien, I-495 Hot
	Lanes, Series D, AMT, 0.32%, 7/07/09 (a)	5,000	5,000,000
	City of Richmond Virginia, RB, VRDN, ROCS, Series II R-10410,
	(FSA), 0.40%, 7/07/09 (a)(b)(c)	6,055	6,055,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Henrico Virginia, RB, VRDN, ROCS, Series II R-753 PB,
	0.43%, 7/07/09 (a)(b)	$ 6,215	$ 6,215,000
	Norfolk Redevelopment & Housing Authority, Virginia, RB, VRDN,
	Refunding, Old Dominion University Project,
	0.32%, 7/01/09 (a)	3,800	3,800,000
	Virginia College Building Authority, Virginia, RB, VRDN, 21st
	Century College, Series B, 0.30%, 7/01/09 (a)	4,200	4,200,000
	Virginia College Building Authority, Virginia, RB, VRDN, 21st
	Century College, Series C, 0.30%, 7/01/09 (a)	400	400,000
	Virginia Commonwealth Transportation Board , Clipper Tax-
	Exempt Certificate Trust, RB, VRDN, 2009-38 Partner Virginia,
	0.38%, 7/07/09 (a)(b)	11,960	11,960,000
	Virginia HDA, RB, VRDN, MERLOTS, Series B-19, AMT,
	2.26%, 7/07/09 (a)(b)	3,000	3,000,000
	Virginia HDA, RB, VRDN, MERLOTS, Series C-42, AMT,
	0.36%, 7/07/09 (a)(b)	2,880	2,880,000
	Virginia Port Authority, Virginia, Revenue Notes, BAN, Sub,
	2.00%, 5/18/10	11,000	11,147,059
	Virginia Small Business Financing Authority, Virginia, RB, VRDN,
	Carilion Clinic Obligated, Series A, 0.32%, 7/01/09 (a)	3,800	3,800,000
			58,457,059
Washington - 2.8%	Seattle, Washington, Drainage & Wastewater Utility, BB&T
	Municipal Trust, RB, VRDN, FLOATS, Series 55,
	0.20%, 7/07/09 (a)(b)(c)	3,445	3,445,000
	Chelan County Public Utility District Number 1, RB, VRDN,
	FLOATS, Series 2969, AMT, 0.45%, 7/07/09 (a)(b)(c)	6,770	6,770,000
	City of Bellevue Washington, GO, VRDN, Eagle, Series 2008-0025,
	Class A, (FSA), 0.50%, 7/07/09 (a)(b)	15,100	15,100,000
	City of Seattle Washington, RB, FLOATS, Series 2170, (FSA),
	0.25%, 7/07/09 (a)(b)	2,530	2,530,000
	County of King Washington, RB, VRDN, ROCS, Series II R-10279,
	(FSA), 0.50%, 7/07/09 (a)(b)	12,575	12,575,000
	Energy Northwest, RB, VRDN, Refunding, Project Number 3,
	Series E, 0.20%, 7/07/09 (a)	7,000	7,000,000
	Energy Northwest, RB, VRDN, Refunding, Series 1A-1,
	0.35%, 7/07/09 (a)	5,325	5,325,000
	King County Washington, TECP, 0.60%, 8/03/09	7,000	7,000,000
	Pierce County EDC, Washington, RB, VRDN, PNW Commercial LLC
	Project, AMT, 3.45%, 7/07/09 (a)	2,065	2,065,000
	Port Bellingham Industrial Development Corp., Washington, RB,
	VRDN, Atlantic Richfield Project, AMT, 0.30%, 7/01/09 (a)	4,800	4,800,000
	Port Bellingham Industrial Development Corp., Washington, RB,
	VRDN, BP West Coast Products LLC Project, AMT,
	0.30%, 7/01/09 (a)	18,200	18,200,000
	Port Bellingham Industrial Development Corp., Washington, RB,
	VRDN, BP West Coast Products LLC Project, AMT,
	0.30%, 7/01/09 (a)	12,100	12,100,000
28

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Port Bellingham Industrial Development Corp., Washington, RB,
	VRDN, BP West Coast Products LLC Project, AMT,
	0.30%, 7/01/09 (a)	$ 20,000	$ 20,000,000
	Port of Seattle Washington, RB, FLOATS, Series 3003, AMT,
	0.35%, 7/07/09 (a)(b)	10,425	10,425,000
	State of Washington, GO, ROCS, Series II, R-11308,
	0.35%, 7/07/09 (a)(b)(c)	2,980	2,980,000
	State of Washington, GO, VRDN, Refunding, Various Purpose,
	Series R-2010A, 1.75%, 1/01/10 (a)	9,810	9,874,844
	State of Washington, GO, VRDN, Series VR-96B, 0.18%,
	7/07/09 (a)	13,600	13,600,000
	University of Washington, Washington, RB, FLOATS,
	Series 3005, 0.32%, 7/07/09 (a)(b)(c)	4,500	4,500,000
	Washington Health Care Facilities Authority, Washington, RB,
	VRDN, SAVRS, 2.95%, 7/07/09 (a)	59,950	59,950,000
	Washington Health Care Facilities Authority, Washington, RB,
	VRDN, Overlake Hospital Medical Center, C-2, 2.95%, 7/07/09 (a)	10,000	10,000,000
	Washington Health Care Facilities Authority, Washington, RB,
	VRDN, Peacehealth, Series C, 0.23%, 7/07/09 (a)	4,365	4,365,000
	Washington Health Care Facilities Authority, Washington, RB,
	VRDN, Swedish Health Services, Series B, 0.16%, 7/01/09 (a)	6,000	6,000,000
	Washington State Housing Finance Commission, Nonprofit
	Housing Refunding RB (Emerald Heights Project), VRDN, 0.45%,
	7/01/09 (a)	205	205,000
	Washington State Housing Finance Commission, Washington, RB,
	VRDN, Eastside Catholic School, Series B,
	1.35%, 7/07/09 (a)	28,475	28,475,000
	Washington State University, Washington, RB, VRDN, ROCS,
	Series II, R-595PB, 0.40%, 7/07/09 (a)(b)	16,145	16,145,000
			283,429,844
West Virginia - 0.2%	Monongalia County Building Commission, RB, VRDN, Refunding &
	Improvement, General Hospital, Series A, 0.35%, 7/07/09 (a)	15,800	15,800,000
	West Virginia EDA, RB, VRDN, Refunding, Ohio Power Co., Sporn
	Project, C, 0.27%, 7/07/09 (a)	8,000	8,000,000
			23,800,000
Wisconsin - 2.9%	City of Milwaukee Wisconsin, Revenue Notes, RAN,
	3.00%, 9/03/09	3,900	3,909,497
	University of Wisconsin, Hospitals and Clinics Authority,
	Refunding RB, VRDN, Series B, 0.20%, 7/01/09 (a)	5,600	5,600,000
	Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT,
	0.45%, 7/07/09 (a)	4,000	4,000,000
	Wisconsin Health & Educational Facilities Authority, RB, VRDN,
	Goodwill Industries, 0.30%, 7/07/09 (a)	5,000	5,000,000
	Wisconsin Health & Educational Facilities Authority, RB, VRDN,
	Ascension Health, Series D, Remarketed,
	0.60%, 3/15/10 (a)	19,225	19,225,000

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Wisconsin Health & Educational Facilities Authority, RB, VRDN,
	Fort Healthcare Inc., Series A, 0.35%, 7/01/09 (a)	$ 17,520	$ 17,520,000
	Wisconsin Health & Educational Facilities Authority, RB, VRDN,
	Refunding, Medical College Wisconsin, Series B,
	0.23%, 7/07/09 (a)	9,600	9,600,000
	Wisconsin Health & Educational Facilities Authority, RB, VRDN,
	Wheaton Franciscan System, 0.23%, 7/07/09 (a)	52,510	52,510,000
	Wisconsin Housing & EDA, Wisconsin, RB, VRDN, Series A, AMT,
	1.10%, 7/07/09 (a)	34,785	34,785,000
	Wisconsin State Petroleum Inspection Fee, TECP,
	0.45%, 9/01/09	16,300	16,300,000
	Wisconsin State, TECP, 0.60%, 7/07/09	65,319	65,319,000
	Wisconsin State, TECP, 0.65%, 7/07/09	30,000	30,000,000
	Wisconsin State, TECP, 0.65%, 7/10/09	7,942	7,942,000
	Wisconsin State, TECP, 0.65%, 7/14/09	15,800	15,800,000
	Wisconsin State, TECP, 0.45%, 8/14/09	15,000	15,000,000
			302,510,497
Wyoming - 0.0%	County of Sweetwater Wyoming, RB, VRDN, PacifiCorp.,
	Remarketed, 0.40%, 7/07/09 (a)	3,750	3,750,000
	Total Investments (Cost - $10,480,572,338*) - 101.8%		10,480,572,338
	Liabilities in Excess of Other Assets - (1.8)%		(189,685,887)
	Net Assets - 100.0%	$ 10,290,886,451

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Master Tax-Exempt LLC
Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the
Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2**	$ 10,480,572,338
Level 3	-
Total	$ 10,480,572,338

** See above Schedule of Investments for values in each state.

Item 2 – Controls and Procedures

2(a) – The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 21, 2009